UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

May 31, 2012

1.800332.108

BAL-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.5%
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc. (e)	639,687	$ 36,296
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	3,258,037	44,049
Betfair Group PLC (e)	255,266	2,836
Domino's Pizza, Inc.	555,172	17,049
Dunkin' Brands Group, Inc.	341,877	11,101
Icahn Enterprises LP rights (a)	290,524	0
McDonald's Corp.	1,323,973	118,284
Starbucks Corp.	1,778,397	97,616
Yum! Brands, Inc.	1,231,274	86,632
		377,567
Household Durables - 0.1%
Harman International Industries, Inc.	330,560	12,965
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	93,872	58,716
Media - 2.0%
Comcast Corp. Class A	6,862,678	198,400
DIRECTV (a)	1,509,050	67,077
Legend Pictures LLC (a)(o)(p)	8,571	9,164
The Walt Disney Co.	2,744,051	125,431
		400,072
Multiline Retail - 0.5%
Dollar General Corp. (a)	1,763,511	86,253
Specialty Retail - 1.3%
AutoZone, Inc. (a)	71,871	27,330
Limited Brands, Inc.	642,298	28,492
Lowe's Companies, Inc.	3,921,694	104,788
TJX Companies, Inc.	2,395,774	101,725
		262,335
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	445,589	44,884
TOTAL CONSUMER DISCRETIONARY		1,279,088
CONSUMER STAPLES - 6.9%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	710,867	48,097
Coca-Cola Bottling Co. CONSOLIDATED	116,788	7,156
Coca-Cola FEMSA SAB de CV sponsored ADR	62,325	7,170
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Icecek A/S	437,564	$ 5,772
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	170,525	6,540
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,152,029	41,513
Diageo PLC sponsored ADR	520,853	49,658
Embotelladora Andina SA sponsored ADR	221,022	6,918
Molson Coors Brewing Co. Class B	732,689	28,172
Pernod Ricard SA	347,150	33,906
Remy Cointreau SA	279,086	27,709
The Coca-Cola Co.	3,525,103	263,431
		526,042
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	3,218,970	144,661
Drogasil SA	543,200	5,023
Kroger Co.	44,100	971
Safeway, Inc.	278,105	5,290
Wal-Mart Stores, Inc.	278,800	18,351
Walgreen Co.	357,925	10,924
		185,220
Food Products - 0.4%
Bunge Ltd.	377,365	22,453
Green Mountain Coffee Roasters, Inc. (a)	168,876	3,985
Nestle SA	344,238	19,534
Orion Corp.	6,231	5,078
Unilever NV (NY Reg.)	1,084,131	33,998
		85,048
Household Products - 1.6%
Colgate-Palmolive Co.	251,469	24,719
Procter & Gamble Co.	4,417,549	275,169
Spectrum Brands Holdings, Inc. (a)	200,686	6,928
		306,816
Personal Products - 0.2%
L'Oreal SA	279,900	31,514
Nu Skin Enterprises, Inc. Class A	305,513	13,100
		44,614
Tobacco - 1.1%
Altria Group, Inc.	543,295	17,489
British American Tobacco PLC sponsored ADR	2,088,001	196,439
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	80,942	$ 6,840
Souza Cruz SA	477,700	6,395
		227,163
TOTAL CONSUMER STAPLES		1,374,903
ENERGY - 6.6%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	637,990	26,623
Cameron International Corp. (a)	863,491	39,453
Discovery Offshore S.A. (a)(f)	1,018,700	1,749
Ensco PLC Class A	816,739	36,680
Forum Energy Technologies, Inc.	227,753	4,892
Halliburton Co.	1,196,336	35,962
National Oilwell Varco, Inc.	966,048	64,484
Noble Corp.	1,323,308	41,380
Ocean Rig UDW, Inc. (United States)	908,188	13,577
Oceaneering International, Inc.	286,087	13,223
Schlumberger Ltd.	621,924	39,337
Transocean Ltd. (United States)	139,379	5,691
Vantage Drilling Co. (a)	4,677,101	7,016
		330,067
Oil, Gas & Consumable Fuels - 4.9%
Alpha Natural Resources, Inc. (a)	652,633	6,840
Anadarko Petroleum Corp.	1,090,377	66,513
Apache Corp.	806,868	65,663
BP PLC sponsored ADR	742,046	27,055
Calumet Specialty Products Partners LP	146,865	3,278
Cheniere Energy, Inc. (a)	262,000	3,678
Chevron Corp.	457,394	44,966
Cobalt International Energy, Inc. (a)	490,300	11,105
EV Energy Partners LP	49,400	2,533
Exxon Mobil Corp.	2,350,851	184,847
Halcon Resources Corp. (p)	910,000	7,707
Hess Corp.	697,426	30,478
HollyFrontier Corp.	1,455,766	42,916
InterOil Corp. (a)(e)	391,131	25,975
Kodiak Oil & Gas Corp. (a)	697,900	5,660
Marathon Oil Corp.	2,126,493	52,971
Marathon Petroleum Corp.	1,406,988	50,750
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Midstates Petroleum Co., Inc.	839,590	$ 12,040
Noble Energy, Inc.	319,465	26,982
Occidental Petroleum Corp.	1,022,552	81,058
QEP Resources, Inc.	553,881	14,578
Rockhopper Exploration PLC (a)	1,337,552	6,244
Royal Dutch Shell PLC Class B sponsored ADR	1,911,421	123,000
Suncor Energy, Inc.	1,515,100	41,118
Williams Companies, Inc.	1,422,800	43,438
		981,393
TOTAL ENERGY		1,311,460
FINANCIALS - 8.8%
Capital Markets - 0.9%
BlackRock, Inc. Class A	317,354	54,204
E*TRADE Financial Corp. (a)	629,301	5,343
Evercore Partners, Inc. Class A	275,200	6,800
ICAP PLC	923,400	4,861
Invesco Ltd.	963,682	20,960
Morgan Stanley	252,196	3,369
State Street Corp.	903,671	37,240
TD Ameritrade Holding Corp.	784,836	13,468
The Blackstone Group LP	1,267,100	15,256
UBS AG	1,936,970	21,994
		183,495
Commercial Banks - 2.5%
CIT Group, Inc. (a)	258,094	8,824
Comerica, Inc.	851,248	25,895
FirstMerit Corp.	621,698	9,885
Huntington Bancshares, Inc.	3,787,485	24,770
Synovus Financial Corp. (e)	4,401,520	8,407
U.S. Bancorp	6,208,623	193,150
Wells Fargo & Co.	7,003,097	224,449
		495,380
Consumer Finance - 1.2%
Capital One Financial Corp.	3,530,527	181,363
SLM Corp.	3,701,734	51,713
		233,076
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.4%
African Bank Investments Ltd.	1,188,211	$ 5,083
Bank of America Corp.	7,286,537	53,556
Citigroup, Inc.	4,926,191	130,593
JPMorgan Chase & Co.	2,359,625	78,222
NBH Holdings Corp. Class A (a)(f)	576,500	10,377
		277,831
Insurance - 1.6%
ACE Ltd.	625,836	45,267
Amlin PLC	2,128,045	10,456
Berkshire Hathaway, Inc.:
Class A (a)	208	24,721
Class B (a)	260,088	20,641
Fairfax Financial Holdings Ltd. (sub. vtg.)	102,800	40,509
MetLife, Inc.	3,877,506	113,262
Torchmark Corp.	621,332	28,991
Validus Holdings Ltd.	968,065	30,378
		314,225
Real Estate Investment Trusts - 1.1%
American Tower Corp.	1,590,545	103,195
Camden Property Trust (SBI)	347,201	22,606
Equity Lifestyle Properties, Inc.	231,939	15,276
Japan Retail Fund Investment Corp.	3,499	5,511
Prologis, Inc.	702,142	22,455
Sun Communities, Inc.	217,226	8,952
The Macerich Co.	608,395	34,709
		212,704
Real Estate Management & Development - 0.0%
PT Lippo Karawaci Tbk	65,269,250	5,485
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	2,038,445	32,676
TOTAL FINANCIALS		1,754,872
HEALTH CARE - 7.2%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	181,937	16,478
Amgen, Inc.	1,961,755	136,381
AVEO Pharmaceuticals, Inc. (a)	77,244	983
Biogen Idec, Inc. (a)	583,208	76,254
BioMarin Pharmaceutical, Inc. (a)	631,987	22,524
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	1,429,797	$ 71,418
ONYX Pharmaceuticals, Inc. (a)	284,346	13,017
		337,055
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	2,986,641	17,143
C.R. Bard, Inc.	316,733	30,783
Covidien PLC	1,485,803	76,935
Edwards Lifesciences Corp. (a)	532,781	45,484
Mako Surgical Corp. (a)(e)	577,486	13,115
Quidel Corp. (a)(e)	1,308,947	20,577
The Cooper Companies, Inc.	336,067	28,626
Wright Medical Group, Inc. (a)	108,386	2,145
		234,808
Health Care Providers & Services - 1.7%
Catalyst Health Solutions, Inc. (a)	168,400	14,629
CIGNA Corp.	946,849	41,576
Express Scripts Holding Co. (a)	555,990	29,017
Henry Schein, Inc. (a)	634,313	47,136
McKesson Corp.	686,490	59,917
Omnicare, Inc.	750,590	23,659
UnitedHealth Group, Inc.	2,193,255	122,318
		338,252
Health Care Technology - 0.0%
SXC Health Solutions Corp. (a)	90,239	8,291
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	822,277	33,434
Pharmaceuticals - 2.4%
Allergan, Inc.	527,380	47,596
Eli Lilly & Co.	154,500	6,327
GlaxoSmithKline PLC sponsored ADR	1,008,600	44,489
Jazz Pharmaceuticals PLC (a)	527,682	22,796
Merck & Co., Inc.	2,020,150	75,917
Optimer Pharmaceuticals, Inc. (a)	568,104	8,487
Pfizer, Inc.	8,777,005	191,953
Sanofi SA sponsored ADR	523,603	17,818
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	287,667	$ 24,282
Valeant Pharmaceuticals International, Inc. (Canada) (a)	920,575	44,984
		484,649
TOTAL HEALTH CARE		1,436,489
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	1,511,439	84,127
MTU Aero Engines Holdings AG	243,264	17,892
Precision Castparts Corp.	424,803	70,607
Raytheon Co.	615,037	30,949
Textron, Inc.	2,095,158	49,509
The Boeing Co.	1,065,838	74,193
United Technologies Corp.	1,420,919	105,304
		432,581
Building Products - 0.4%
Armstrong World Industries, Inc.	660,746	30,784
Owens Corning (a)	1,469,438	45,347
Quanex Building Products Corp.	808,145	13,342
		89,473
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	355,349	31,008
Construction & Engineering - 0.3%
Fluor Corp.	705,928	33,094
Foster Wheeler AG (a)	1,245,332	22,279
		55,373
Electrical Equipment - 0.4%
Regal-Beloit Corp.	633,339	38,184
Roper Industries, Inc.	315,067	31,891
		70,075
Industrial Conglomerates - 0.8%
Danaher Corp.	1,703,974	88,556
General Electric Co.	2,560,572	48,881
Tyco International Ltd.	477,800	25,400
		162,837
Machinery - 1.4%
Caterpillar, Inc.	888,613	77,860
Cummins, Inc.	695,468	67,426
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Fanuc Corp.	176,700	$ 30,365
Fiat Industrial SpA (e)	1,308,096	13,216
Fiat Industrial SpA:
rights 6/20/12 (a)	1,308,096	0*
rights 6/20/12 (a)	1,308,096	0*
Illinois Tool Works, Inc.	1,068,673	60,006
Joy Global, Inc.	200,401	11,194
Parker Hannifin Corp.	245,331	20,053
		280,120
Professional Services - 0.0%
Randstad Holding NV	275,380	7,450
Road & Rail - 0.8%
Canadian Pacific	205,600	15,145
CSX Corp.	1,922,124	40,153
J.B. Hunt Transport Services, Inc.	191,549	10,943
Union Pacific Corp.	911,300	101,519
		167,760
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	60,700	11,755
TOTAL INDUSTRIALS		1,308,432
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)	426,740	9,764
ADTRAN, Inc.	679,100	19,850
Juniper Networks, Inc. (a)	1,766,621	30,386
Polycom, Inc. (a)	313,358	3,585
QUALCOMM, Inc.	5,209,905	298,580
Riverbed Technology, Inc. (a)	555,908	9,117
		371,282
Computers & Peripherals - 4.9%
Apple, Inc. (a)	1,548,788	894,769
Hewlett-Packard Co.	698,898	15,851
SanDisk Corp. (a)	1,988,456	65,023
		975,643
Electronic Equipment & Components - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,400,000	9,959
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.0%
Dice Holdings, Inc. (a)	965,144	$ 9,487
eBay, Inc. (a)	697,850	27,349
Google, Inc. Class A (a)	119,206	69,242
Mail.ru Group Ltd.:
GDR (a)(f)	391,234	12,273
GDR (Reg. S) (a)	195,272	6,150
VeriSign, Inc.	1,922,804	73,509
		198,010
IT Services - 0.3%
Accenture PLC Class A	1,066,876	60,919
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	1,506,374	9,159
Amkor Technology, Inc. (a)(e)	977,830	4,625
Analog Devices, Inc.	3,381,391	122,981
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	214,049	9,806
Avago Technologies Ltd.	1,337,055	44,257
Broadcom Corp. Class A	273,000	8,832
Fairchild Semiconductor International, Inc. (a)	984,306	13,003
International Rectifier Corp. (a)	1,408,301	26,532
Marvell Technology Group Ltd.	594,004	7,443
Maxim Integrated Products, Inc.	1,280,138	32,208
Micron Technology, Inc. (a)	7,144,995	41,727
NVIDIA Corp. (a)	608,853	7,568
NXP Semiconductors NV (a)	1,327,116	28,015
ON Semiconductor Corp. (a)	1,771,453	11,940
PMC-Sierra, Inc. (a)	1,551,680	9,900
RF Micro Devices, Inc. (a)	3,167,563	11,942
Skyworks Solutions, Inc. (a)	972,704	26,127
		416,065
Software - 3.0%
Ariba, Inc. (a)	1,364,881	61,324
Check Point Software Technologies Ltd. (a)	988,528	50,652
Citrix Systems, Inc. (a)	1,493,450	109,141
Microsoft Corp.	12,277,470	358,379
Oracle Corp.	359,073	9,505
		589,001
TOTAL INFORMATION TECHNOLOGY		2,620,879
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.0%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	611,458	$ 48,330
E.I. du Pont de Nemours & Co.	1,467,416	70,817
Eastman Chemical Co.	555,503	25,864
Ecolab, Inc.	661,578	41,818
LyondellBasell Industries NV Class A	434,916	17,162
Sherwin-Williams Co.	335,779	43,530
Sigma Aldrich Corp.	231,650	16,070
The Mosaic Co.	294,199	14,027
		277,618
Containers & Packaging - 0.3%
Ball Corp.	656,459	26,239
Rock-Tenn Co. Class A	418,805	21,606
		47,845
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	1,494,605	26,177
Goldcorp, Inc.	763,597	27,872
Ivanhoe Mines Ltd. (a)	1,421,900	13,423
		67,472
TOTAL MATERIALS		392,935
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	2,423,769	95,060
Verizon Communications, Inc.	2,322,568	96,712
		191,772
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	386,094	20,058
Sprint Nextel Corp. (a)	4,578,377	11,766
Vodafone Group PLC sponsored ADR	418,786	11,219
		43,043
TOTAL TELECOMMUNICATION SERVICES		234,815
UTILITIES - 2.3%
Electric Utilities - 1.5%
Duke Energy Corp.	3,190,092	70,118
Edison International	1,636,107	73,559
Exelon Corp.	242,734	8,976
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	1,438,936	$ 67,328
NextEra Energy, Inc.	1,243,299	81,237
		301,218
Gas Utilities - 0.0%
ONEOK, Inc.	118,828	9,862
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	245,400	3,760
The AES Corp. (a)	2,645,715	31,987
		35,747
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	929,940	18,813
NiSource, Inc.	698,474	17,525
PG&E Corp.	552,629	24,150
Sempra Energy	844,245	54,884
		115,372
TOTAL UTILITIES		462,199
TOTAL COMMON STOCKS (Cost $10,751,316)		12,176,072
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a) (Cost $90)	2,416	0
Nonconvertible Bonds - 8.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
Daimler Finance North America LLC 1.65% 4/10/15 (f)	$ 20,636	20,631
Volkswagen International Finance NV 2.375% 3/22/17 (f)	20,500	20,895
		41,526
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 4,975	$ 6,494
Comcast Corp.:
4.95% 6/15/16	2,207	2,486
5.15% 3/1/20	644	753
6.4% 3/1/40	9,001	11,413
COX Communications, Inc. 4.625% 6/1/13	3,612	3,742
Discovery Communications LLC 3.7% 6/1/15	5,116	5,438
NBCUniversal Media LLC:
3.65% 4/30/15	6,489	6,911
5.15% 4/30/20	7,276	8,441
6.4% 4/30/40	6,271	7,718
News America Holdings, Inc. 7.75% 12/1/45	8,630	10,584
News America, Inc. 6.15% 2/15/41	9,222	10,600
Time Warner Cable, Inc.:
5.4% 7/2/12	2,870	2,879
5.5% 9/1/41	13,538	14,578
5.85% 5/1/17	3,400	3,955
6.2% 7/1/13	2,729	2,881
6.75% 7/1/18	1,378	1,670
Time Warner, Inc.:
3.15% 7/15/15	392	413
5.875% 11/15/16	4,125	4,853
6.2% 3/15/40	3,821	4,462
6.5% 11/15/36	2,758	3,282
		113,553
Specialty Retail - 0.0%
Staples, Inc. 7.375% 10/1/12	820	837
TOTAL CONSUMER DISCRETIONARY		155,916
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	1,331	1,334
3.25% 5/15/22	1,578	1,586
Diageo Capital PLC 5.2% 1/30/13	4,139	4,261
FBG Finance Ltd. 5.125% 6/15/15 (f)	3,447	3,794
Fortune Brands, Inc.:
5.375% 1/15/16	1,615	1,806
5.875% 1/15/36	8,406	9,359
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.: - continued
6.375% 6/15/14	$ 482	$ 531
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	5,490	5,822
		28,493
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (f)	572	685
Kraft Foods, Inc.:
6.5% 8/11/17	8,854	10,727
6.5% 2/9/40	1,356	1,732
6.75% 2/19/14	436	476
		13,620
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	16,451	22,630
Reynolds American, Inc.:
6.75% 6/15/17	3,486	4,200
7.25% 6/15/37	7,569	9,543
		36,373
TOTAL CONSUMER STAPLES		78,486
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,554	7,108
5.35% 3/15/20 (f)	6,637	7,433
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	7,988
5% 10/1/21	2,791	2,991
6.5% 4/1/20	1,091	1,263
Transocean, Inc.:
5.05% 12/15/16	4,522	4,939
6.375% 12/15/21	5,971	6,861
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,137
5.15% 3/15/13	2,673	2,754
		43,474
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	718	814
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.: - continued
6.375% 9/15/17	$ 13,514	$ 15,809
Apache Corp. 3.25% 4/15/22	4,086	4,261
Canadian Natural Resources Ltd. 5.15% 2/1/13	5,282	5,434
Duke Capital LLC 6.25% 2/15/13	809	835
Duke Energy Field Services:
5.375% 10/15/15 (f)	1,435	1,550
6.45% 11/3/36 (f)	6,493	7,815
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,238
Enbridge Energy Partners LP 4.2% 9/15/21	7,741	8,268
Encana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,669
Enterprise Products Operating LP:
5.6% 10/15/14	715	786
5.65% 4/1/13	563	583
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	4,535	4,570
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	327	380
Marathon Petroleum Corp. 5.125% 3/1/21	4,207	4,674
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	6,234	6,433
Motiva Enterprises LLC 6.85% 1/15/40 (f)	4,294	5,502
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,702
Nexen, Inc.:
5.2% 3/10/15	1,067	1,138
5.875% 3/10/35	1,565	1,631
6.2% 7/30/19	893	1,056
6.4% 5/15/37	1,750	1,928
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,188
5.375% 1/27/21	10,524	11,231
5.75% 1/20/20	6,655	7,249
7.875% 3/15/19	7,382	8,928
Petroleos Mexicanos:
4.875% 1/24/22 (f)	1,430	1,494
5.5% 1/21/21	7,423	8,165
6% 3/5/20	952	1,069
6.5% 6/2/41 (f)	8,760	9,767
Phillips 66:
4.3% 4/1/22 (f)	6,038	6,293
5.875% 5/1/42 (f)	5,485	5,871
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	3,381	3,425
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.: - continued
3.95% 9/15/15	$ 149	$ 160
4.25% 9/1/12	718	723
6.125% 1/15/17	1,940	2,262
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,472	3,498
5.5% 9/30/14 (f)	5,137	5,535
5.832% 9/30/16 (f)	1,121	1,202
6.332% 9/30/27 (f)	5,910	6,721
6.75% 9/30/19 (f)	3,177	3,749
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	3,193	3,265
Southeast Supply Header LLC 4.85% 8/15/14 (f)	543	573
Spectra Energy Capital, LLC 5.65% 3/1/20	455	523
Spectra Energy Partners, LP:
2.95% 6/15/16	1,325	1,347
4.6% 6/15/21	1,733	1,866
Texas Eastern Transmission LP 6% 9/15/17 (f)	1,301	1,513
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	4,215	4,426
Western Gas Partners LP 5.375% 6/1/21	7,979	8,807
		197,926
TOTAL ENERGY		241,400
FINANCIALS - 3.5%
Capital Markets - 0.3%
BlackRock, Inc. 3.375% 6/1/22	5,788	5,864
Goldman Sachs Group, Inc.:
5.95% 1/18/18	4,684	4,894
6.15% 4/1/18	1,671	1,745
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,779
Lazard Group LLC:
6.85% 6/15/17	4,528	4,978
7.125% 5/15/15	1,616	1,760
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	5,110	4,910
6.4% 8/28/17	4,179	4,443
Morgan Stanley:
5.5% 7/28/21	7,030	6,587
5.625% 9/23/19	1,795	1,714
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 2,403	$ 2,267
7.3% 5/13/19	6,528	6,771
		57,712
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	8,427	8,582
BB&T Corp. 3.95% 3/22/22	6,787	7,105
Credit Suisse New York Branch 6% 2/15/18	15,195	16,161
Discover Bank:
7% 4/15/20	3,831	4,481
8.7% 11/18/19	2,425	3,096
Fifth Third Bancorp:
4.5% 6/1/18	584	620
8.25% 3/1/38	4,070	5,762
Fifth Third Bank 4.75% 2/1/15	951	1,012
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	4,393	4,305
HBOS PLC 6.75% 5/21/18 (f)	560	513
HSBC Holdings PLC 4% 3/30/22	5,850	5,959
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,255
JPMorgan Chase Bank 6% 10/1/17	2,460	2,736
KeyBank NA:
5.45% 3/3/16	2,765	3,064
5.8% 7/1/14	5,776	6,230
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,820
5% 1/17/17	9,004	9,762
5.25% 9/4/12	2,221	2,243
Regions Bank:
6.45% 6/26/37	7,351	7,222
7.5% 5/15/18	3,852	4,314
Regions Financial Corp.:
0.6437% 6/26/12 (l)	499	499
5.75% 6/15/15	1,443	1,515
7.75% 11/10/14	6,740	7,330
UnionBanCal Corp. 5.25% 12/16/13	777	818
Wachovia Bank NA 4.875% 2/1/15	1,653	1,760
Wachovia Corp.:
5.625% 10/15/16	3,991	4,475
5.75% 6/15/17	2,371	2,751
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.5% 3/8/22	$ 10,000	$ 10,157
3.625% 4/15/15	4,435	4,711
3.676% 6/15/16	3,236	3,432
		136,690
Consumer Finance - 0.3%
Capital One Financial Corp. 2.15% 3/23/15	20,318	20,407
Discover Financial Services:
5.2% 4/27/22	1,290	1,370
6.45% 6/12/17	12,103	13,780
General Electric Capital Corp. 5.625% 9/15/17	15,752	18,002
HSBC Finance Corp. 5.9% 6/19/12	855	857
HSBC USA, Inc. 2.375% 2/13/15	8,675	8,703
		63,119
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.875% 3/22/17	7,618	7,596
5.65% 5/1/18	1,270	1,323
5.7% 1/24/22	12,760	13,566
5.75% 12/1/17	11,990	12,480
5.875% 2/7/42	5,117	5,239
BP Capital Markets PLC:
3.625% 5/8/14	4,599	4,815
4.5% 10/1/20	961	1,075
4.742% 3/11/21	6,000	6,830
Capital One Capital V 10.25% 8/15/39	4,813	4,981
Citigroup, Inc.:
4.75% 5/19/15	11,282	11,756
6.125% 5/15/18	1,701	1,852
6.5% 8/19/13	19,655	20,633
JPMorgan Chase & Co.:
3.15% 7/5/16	10,650	10,862
4.35% 8/15/21	8,020	8,378
4.5% 1/24/22	10,234	10,926
TECO Finance, Inc.:
4% 3/15/16	1,828	1,963
5.15% 3/15/20	10,344	11,899
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	1,303	1,301
		137,475
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 0.6%
American International Group, Inc.:
3.8% 3/22/17	$ 13,670	$ 13,878
4.875% 9/15/16	4,884	5,152
Aon Corp.:
3.125% 5/27/16	4,391	4,565
3.5% 9/30/15	3,180	3,324
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	482
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	2,161	2,180
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)	1,750	1,741
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	11,774	12,006
5.375% 3/15/17	287	305
6.625% 4/15/42	9,968	10,390
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	8,525	8,793
6.5% 3/15/35 (f)	1,315	1,396
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,458	4,925
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	3,576	3,992
MetLife, Inc.:
5% 6/15/15	941	1,032
6.75% 6/1/16	5,158	6,071
Metropolitan Life Global Funding I:
5.125% 4/10/13 (f)	452	468
5.125% 6/10/14 (f)	4,625	4,979
Monumental Global Funding III 5.5% 4/22/13 (f)	2,585	2,677
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,175
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,353	4,364
Pacific LifeCorp 6% 2/10/20 (f)	5,390	6,013
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,588
4.5% 11/16/21	3,834	4,052
5.15% 1/15/13	2,934	3,007
6.2% 11/15/40	2,535	2,821
7.375% 6/15/19	2,520	3,076
Symetra Financial Corp. 6.125% 4/1/16 (f)	5,955	6,103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20	$ 3,667	$ 4,010
7.125% 9/30/16	869	998
		134,563
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,925	1,982
AvalonBay Communities, Inc. 4.95% 3/15/13	296	304
Boston Properties, Inc. 3.85% 2/1/23 (g)	4,358	4,348
BRE Properties, Inc. 5.5% 3/15/17	977	1,083
Camden Property Trust:
5.375% 12/15/13	3,103	3,269
5.875% 11/30/12	542	554
Developers Diversified Realty Corp.:
4.75% 4/15/18	5,964	6,151
5.375% 10/15/12	4,036	4,062
7.5% 4/1/17	4,622	5,309
Duke Realty LP:
4.625% 5/15/13	967	991
5.875% 8/15/12	98	99
Equity One, Inc.:
5.375% 10/15/15	948	1,009
6% 9/15/17	717	783
6.25% 12/15/14	1,000	1,076
6.25% 1/15/17	399	433
Federal Realty Investment Trust:
5.4% 12/1/13	355	373
5.9% 4/1/20	1,860	2,121
6% 7/15/12	3,443	3,459
6.2% 1/15/17	501	566
Health Care REIT, Inc. 4.125% 4/1/19	13,700	13,942
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,806
6.25% 6/15/17	996	1,071
6.65% 1/15/18	676	734
Washington (REIT) 5.25% 1/15/14	476	496
		56,021
Real Estate Management & Development - 0.6%
AMB Property LP 5.9% 8/15/13	2,086	2,167
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP:
3.85% 4/15/16	$ 7,000	$ 7,181
6.125% 4/15/20	2,467	2,817
Brandywine Operating Partnership LP 5.7% 5/1/17	129	138
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,834
5.25% 3/15/21	4,138	4,416
Duke Realty LP:
5.4% 8/15/14	771	819
5.5% 3/1/16	3,075	3,330
6.75% 3/15/20	560	665
8.25% 8/15/19	2,489	3,088
ERP Operating LP:
4.625% 12/15/21	12,970	14,150
4.75% 7/15/20	5,288	5,846
5.5% 10/1/12	382	388
5.75% 6/15/17	2,042	2,363
Liberty Property LP:
4.75% 10/1/20	7,482	7,963
5.125% 3/2/15	1,229	1,308
5.5% 12/15/16	1,772	1,955
Mack-Cali Realty LP:
4.5% 4/18/22	1,907	1,981
7.75% 8/15/19	1,036	1,272
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,203
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	2,258	2,306
5.5% 1/15/14 (f)	816	833
5.7% 4/15/17 (f)	1,991	2,055
Regency Centers LP:
4.95% 4/15/14	494	515
5.25% 8/1/15	1,725	1,849
5.875% 6/15/17	877	988
Simon Property Group LP:
2.15% 9/15/17	10,289	10,257
2.8% 1/30/17	1,468	1,511
4.125% 12/1/21	4,110	4,465
4.2% 2/1/15	2,640	2,815
6.75% 5/15/14	5,698	6,212
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 9,256	$ 10,679
6.15% 11/15/15	1,254	1,394
		114,763
TOTAL FINANCIALS		700,343
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	17,224	17,817
Celgene Corp. 2.45% 10/15/15	907	928
		18,745
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc.:
4.75% 11/15/21 (f)	10,952	12,082
6.125% 11/15/41 (f)	5,466	6,624
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,620
6.3% 8/15/14	2,925	3,193
Express Scripts, Inc.:
3.125% 5/15/16	6,890	7,179
6.25% 6/15/14	1,991	2,179
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,795
4.125% 9/15/20	5,031	5,424
		40,096
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	1,065	1,135
TOTAL HEALTH CARE		59,976
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	846	893
6.375% 6/1/19 (f)	5,000	5,895
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.:
3.1% 6/1/22	$ 6,819	$ 7,087
4.5% 6/1/42	6,819	7,328
		21,203
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,631	2,792
6.9% 7/2/19	807	863
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,678	1,745
8.36% 1/20/19	1,357	1,425
		6,825
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.05% 3/15/22	13,026	13,220
4.4% 3/15/42	12,445	12,512
5.05% 3/1/41	8,624	9,582
Norfolk Southern Corp. 3% 4/1/22	13,653	13,904
		49,218
TOTAL INDUSTRIALS		77,246
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	3,961
6% 10/1/12	4,552	4,630
6.55% 10/1/17	1,119	1,343
		9,934
Office Electronics - 0.1%
Xerox Corp.:
1.8737% 9/13/13 (l)	10,110	10,181
4.25% 2/15/15	545	579
4.5% 5/15/21	2,447	2,525
		13,285
TOTAL INFORMATION TECHNOLOGY		23,219
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	$ 6,139	$ 6,448
4.25% 11/15/20	3,349	3,564
5.25% 11/15/41	2,233	2,409
7.6% 5/15/14	10,939	12,225
		24,646
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,369
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	1,278	1,451
ArcelorMittal SA 3.75% 3/1/16	733	729
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	6,889	7,191
6.375% 11/30/12 (f)	1,618	1,655
Vale Overseas Ltd.:
4.375% 1/11/22	6,000	6,002
6.25% 1/23/17	2,726	3,074
		20,102
TOTAL MATERIALS		47,117
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.8% 5/15/36	9,241	11,969
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,498
CenturyLink, Inc.:
6.15% 9/15/19	3,372	3,539
6.45% 6/15/21	4,786	4,961
7.6% 9/15/39	1,011	964
Embarq Corp. 7.995% 6/1/36	3,741	3,841
Telefonica Emisiones SAU:
5.134% 4/27/20	772	683
5.462% 2/16/21	4,994	4,463
6.421% 6/20/16	939	923
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,251
6.25% 4/1/37	4,611	5,861
		41,953
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV:
2.375% 9/8/16	$ 9,279	$ 9,366
3.625% 3/30/15	1,082	1,147
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	3,616	3,612
5.875% 10/1/19	8,810	10,169
6.35% 3/15/40	2,500	2,868
Vodafone Group PLC 5% 12/16/13	2,696	2,863
		30,025
TOTAL TELECOMMUNICATION SERVICES		71,978
UTILITIES - 0.7%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	333	391
AmerenUE 6.4% 6/15/17	3,507	4,249
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,129
Duke Capital LLC 5.668% 8/15/14	2,413	2,613
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,410	6,047
6.4% 9/15/20 (f)	10,602	12,047
Edison International 3.75% 9/15/17	4,275	4,524
Enel Finance International SA 5.7% 1/15/13 (f)	305	310
FirstEnergy Corp. 7.375% 11/15/31	9,223	11,769
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,925
6.05% 8/15/21	6,625	7,407
LG&E and KU Energy LLC:
2.125% 11/15/15	4,999	5,003
3.75% 11/15/20	984	1,026
Nevada Power Co.:
6.5% 5/15/18	5,290	6,514
6.5% 8/1/18	1,844	2,285
Pacific Gas & Electric Co. 3.25% 9/15/21	1,084	1,145
Pennsylvania Electric Co. 6.05% 9/1/17	618	712
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,865
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,928
Tampa Electric Co. 4.1% 6/15/42	1,185	1,182
		81,071
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	$ 357	$ 412
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	2,360	2,534
		2,946
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,761
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.7697% 9/30/66 (l)	13,426	11,942
7.5% 6/30/66 (l)	3,828	4,058
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	3,227	3,281
6.5% 9/15/37	3,287	4,397
National Grid PLC 6.3% 8/1/16	407	472
NiSource Finance Corp.:
4.45% 12/1/21	2,779	2,936
5.25% 9/15/17	682	763
5.4% 7/15/14	6,582	7,134
5.45% 9/15/20	980	1,115
5.8% 2/1/42	3,785	4,312
6.4% 3/15/18	1,557	1,835
6.8% 1/15/19	4,065	4,912
Sempra Energy 2.3% 4/1/17	7,119	7,312
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	3,554	3,643
		58,112
TOTAL UTILITIES		143,890
TOTAL NONCONVERTIBLE BONDS (Cost $1,475,068)		1,599,571
U.S. Government and Government Agency Obligations - 8.2%

U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 3.875% 2/15/21	39,390	45,940
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 67,189	$ 72,188
2.125% 2/15/41	44,894	65,442
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		137,630
U.S. Treasury Obligations - 7.3%
U.S. Treasury Bills, yield at date of purchase 0.08% 8/23/12 (h)	5,600	5,599
U.S. Treasury Bonds:
3% 5/15/42	43,223	46,330
3.125% 11/15/41	30,792	33,813
3.125% 2/15/42	79,977	87,800
4.375% 5/15/41	123,612	168,576
U.S. Treasury Notes:
0.375% 4/15/15	458,765	459,159
0.625% 7/15/14 (i)	45,607	45,924
0.875% 4/30/17	589,290	595,782
TOTAL U.S. TREASURY OBLIGATIONS		1,442,983
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,531,631)		1,626,553
U.S. Government Agency - Mortgage Securities - 3.7%

Fannie Mae - 2.0%
2.303% 6/1/36 (l)	181	194
2.633% 7/1/37 (l)	580	621
3% 10/1/26 to 6/1/27	16,412	17,199
3% 2/1/27	288	302
3% 6/1/27 (g)	9,500	9,948
3% 6/1/27 (g)	1,800	1,885
3.5% 1/1/21 to 5/1/42	13,502	14,250
3.5% 6/1/42 (g)	11,300	11,869
3.5% 6/1/42 (g)	9,000	9,453
3.5% 6/1/42 (g)	8,000	8,403
4% 9/1/26 to 11/1/41	56,548	60,581
4% 9/1/41	148	159
4% 10/1/41	4,817	5,177
4% 6/1/42 (g)	9,000	9,588
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 6/1/18 to 9/1/41	$ 58,028	$ 63,001
4.5% 6/13/42 (g)	4,000	4,292
4.5% 6/13/42 (g)	4,000	4,292
4.5% 6/13/42 (g)	5,600	6,009
5% 12/1/25 to 5/1/40	39,403	42,777
5.5% 9/1/24 to 3/1/40	59,235	64,859
6% 6/1/35 to 4/1/40	58,763	64,829
TOTAL FANNIE MAE		399,688
Freddie Mac - 0.9%
3.342% 10/1/35 (l)	259	278
3.5% 4/1/32 to 4/1/42	10,104	10,665
4% 6/1/24 to 11/1/41	17,012	18,241
4% 9/1/41	933	1,000
4% 6/1/42 (g)	23,000	24,416
4.5% 7/1/25 to 10/1/41	53,582	57,735
4.5% 6/1/42 (g)	7,400	7,904
5% 3/1/19 to 9/1/40	31,563	34,078
5.5% 1/1/28 to 3/1/40	23,144	25,140
6% 7/1/37 to 8/1/37	1,258	1,385
6.5% 3/1/36	1,388	1,569
TOTAL FREDDIE MAC		182,411
Ginnie Mae - 0.8%
3.5% 11/15/41 to 3/15/42	11,499	12,295
4% 1/15/25 to 11/15/41	34,465	37,477
4.5% 5/15/39 to 4/15/41	56,285	61,966
5% 3/15/39 to 9/15/41	25,794	28,706
5.5% 12/15/31 to 1/15/39	1,450	1,616
6% 2/15/34 to 9/20/38	14,096	15,853
TOTAL GINNIE MAE		157,913
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $724,464)		740,012
Asset-Backed Securities - 0.7%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (l)	$ 1,211	$ 639
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (l)	439	360
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (l)	109	106
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)	688	7
Ally Auto Receivables Trust Series 2012-2 Class A3, 0.74% 4/15/16	18,900	18,884
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	6,360	6,473
Series 2011-3 Class A2, 1.81% 5/15/16	5,770	5,845
Series 2012-2 Class A, 0.7413% 3/15/16 (l)	17,050	17,050
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A3, 1.05% 10/11/16	4,190	4,188
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (l)	89	68
Series 2004-R2 Class M3, 0.7888% 4/25/34 (l)	147	44
Series 2005-R2 Class M1, 0.6888% 4/25/35 (l)	2,266	2,001
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (l)	53	38
Series 2004-W11 Class M2, 0.9388% 11/25/34 (l)	616	436
Series 2004-W7 Class M1, 0.7888% 5/25/34 (l)	1,600	1,146
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (l)	1,445	343
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0638% 4/25/34 (l)	2,666	2,049
Series 2006-HE2 Class M1, 0.6088% 3/25/36 (l)	91	1
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (d)(f)(l)	6,960	0
Capital Auto Receivables Asset Trust Series 2008-2 Class B, 6.46% 12/15/14 (f)	2,500	2,583
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (f)(l)	141	111
Class B, 0.9898% 7/20/39 (f)(l)	290	127
Class C, 1.3398% 7/20/39 (f)(l)	372	7
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (l)	1,978	716
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,448
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.5088% 10/25/35 (l)	750	743
Countrywide Asset-Backed Certificates Trust:
Series 2007-4 Class A1A, 0.3588% 9/25/37 (l)	203	199
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust: - continued
Series 2007-5 Class 2A1, 0.3388% 9/25/47 (l)	$ 423	$ 422
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2088% 4/25/34 (l)	175	63
Series 2004-4 Class M2, 1.0338% 6/25/34 (l)	645	291
Series 2005-3 Class MV1, 0.6588% 8/25/35 (l)	16	16
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (l)	43	27
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (l)	319	158
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0638% 3/25/34 (l)	25	12
Series 2006-FF14 Class A2, 0.2988% 10/25/36 (l)	604	594
Ford Credit Auto Owner Trust Series 2012-B Class A4, 1.43% 9/15/17	16,390	16,412
Ford Credit Automobile Lease Trust Series 2012-A Class A4, 1.03% 4/15/15	9,290	9,284
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	7,020	7,071
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9738% 1/25/35 (l)	1,041	322
Class M4, 1.2588% 1/25/35 (l)	399	60
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (f)(l)	3,122	1,093
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	797	766
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (f)(l)	231	216
Series 2006-2A:
Class A, 0.4188% 11/15/34 (f)(l)	1,541	1,337
Class B, 0.5188% 11/15/34 (f)(l)	556	384
Class C, 0.6188% 11/15/34 (f)(l)	925	525
Class D, 0.9888% 11/15/34 (f)(l)	351	108
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (f)(l)	1,565	1,482
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (l)	385	259
Series 2003-3 Class M1, 1.5288% 8/25/33 (l)	751	533
Series 2003-5 Class A2, 0.9388% 12/25/33 (l)	36	29
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (l)	209	208
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (l)	1,642	573
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Hyundai Automobile Receivables Trust Series 2012-A Class A4, 1.27% 12/15/16	$ 9,830	$ 9,837
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5388% 7/25/36 (l)	3,185	64
Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (l)	1,641	1,493
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (l)	611	543
Series 2006-A Class 2C, 1.6232% 3/27/42 (l)	2,909	138
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	10	10
Class C, 5.691% 10/20/28 (f)	4	5
Class D, 6.01% 10/20/28 (f)	54	54
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (l)	861	11
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (l)	165	100
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (l)	547	404
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (l)	1,728	1,316
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (l)	2,995	2,132
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (l)	63	47
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (l)	439	275
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (l)	457	55
Series 2007-HE2 Class M1, 0.4888% 1/25/37 (l)	693	1
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (n)	1,638	74
Series 2006-4 Class D, 1.3388% 5/25/32 (l)	2,225	2
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	1,072	9
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (l)	1,566	669
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (d)(f)(l)	621	0
Series 2006-1A Class A, 1.6398% 3/20/11 (d)(f)(l)	1,290	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (l)	5	5
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (l)	62	61
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (l)	585	247
Class M4, 1.6888% 9/25/34 (l)	750	158
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (l)	1,620	798
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (l)	$ 6	$ 5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (l)	1,437	1,053
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (f)(l)	509	498
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (l)	1,396	517
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (l)	70	23
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	526	541
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (l)	32	23
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (f)(l)	2,172	27
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	974	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	8	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (f)(l)	1,964	1,139
TOTAL ASSET-BACKED SECURITIES (Cost $143,732)		142,191
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9269% 10/25/36 (f)(l)(n)	28,850	1,145
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7988% 1/25/35 (l)	2,031	1,611
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,468	590
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (f)(l)	11	11
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (l)	1,238	1,118
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3798% 12/20/54 (f)(l)	$ 7,106	$ 6,777
Series 2006-3 Class M2, 0.5198% 12/20/54 (l)	5,460	4,068
Series 2006-4:
Class B1, 0.4198% 12/20/54 (l)	4,556	3,827
Class M1, 0.5798% 12/20/54 (l)	1,198	893
Series 2007-1:
Class 1B1, 0.3798% 12/20/54 (l)	4,650	3,906
Class 1M1, 0.5398% 12/20/54 (l)	1,611	1,200
Class 2M1, 0.7398% 12/20/54 (l)	2,067	1,540
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (l)	2,864	1,661
sequential payer Series 2006-3 Class B2, 0.4098% 12/20/54 (l)	5,461	4,587
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (l)	472	333
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,144	2,228
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.7693% 8/25/36 (l)	2,058	1,551
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	668
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (l)	875	543
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (l)	1,532	1,029
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5288% 7/25/35 (l)	2,126	1,676
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (f)(l)	1,255	1,021
Class B6, 3.0888% 7/10/35 (f)(l)	267	214
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (f)(l)	266	250
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	64
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (l)	38	28
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3146% 4/25/33 (l)	$ 335	$ 306
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (l)	3,593	2,867
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,610)		45,712
Commercial Mortgage Securities - 2.1%

Asset Securitization Corp. Series 1997-D5:
Class A3, 7.2034% 2/14/43 (l)	354	355
Class A6, 7.5234% 2/14/43 (l)	1,537	1,547
Class PS1, 1.4221% 2/14/43 (l)(n)	2,031	25
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (l)	1,180	1,245
Series 2006-5:
Class A2, 5.317% 9/10/47	4,172	4,175
Class A3, 5.39% 9/10/47	1,832	1,918
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,803
Series 2007-4 Class A3, 5.9835% 2/10/51 (l)	1,310	1,365
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	60
Series 2007-3:
Class A3, 5.8366% 6/10/49 (l)	2,194	2,248
Class A4, 5.8366% 6/10/49 (l)	2,739	3,052
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,228
Series 2004-2:
Class A3, 4.05% 11/10/38	160	162
Class A4, 4.153% 11/10/38	1,666	1,709
Series 2005-1 Class A3, 4.877% 11/10/42	495	495
Series 2007-1 Class A2, 5.381% 1/15/49	704	704
Series 2001-3 Class H, 6.562% 4/11/37 (f)	735	734
Series 2001-PB1 Class K, 6.15% 5/11/35 (f)	233	233
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	4,082	4,265
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (f)(l)	564	553
Class D, 0.5988% 3/15/22 (f)(l)	572	556
Class E, 0.6388% 3/15/22 (f)(l)	472	459
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.7088% 3/15/22 (f)(l)	$ 676	$ 656
Class G, 0.7688% 3/15/22 (f)(l)	438	412
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (f)(l)	572	560
Class E, 0.4788% 10/15/19 (f)(l)	956	913
Class F, 0.5488% 10/15/19 (f)(l)	2,868	2,725
Class G, 0.5688% 10/15/19 (f)(l)	1,350	1,269
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (f)(l)	68	49
Series 2004-1:
Class A, 0.5988% 4/25/34 (f)(l)	1,180	974
Class B, 2.1388% 4/25/34 (f)(l)	132	77
Class M1, 0.7988% 4/25/34 (f)(l)	106	75
Class M2, 1.4388% 4/25/34 (f)(l)	98	69
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (f)(l)	1,576	1,088
Class M1, 0.6688% 8/25/35 (f)(l)	86	44
Class M2, 0.7188% 8/25/35 (f)(l)	141	64
Class M3, 0.7388% 8/25/35 (f)(l)	78	31
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (f)(l)	566	357
Class M1, 0.6788% 11/25/35 (f)(l)	74	42
Class M2, 0.7288% 11/25/35 (f)(l)	94	51
Class M3, 0.7488% 11/25/35 (f)(l)	84	44
Class M4, 0.8388% 11/25/35 (f)(l)	105	50
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (f)(l)	1,420	986
Class B1, 1.6388% 1/25/36 (f)(l)	123	17
Class M1, 0.6888% 1/25/36 (f)(l)	458	200
Class M2, 0.7088% 1/25/36 (f)(l)	137	54
Class M3, 0.7388% 1/25/36 (f)(l)	201	71
Class M4, 0.8488% 1/25/36 (f)(l)	111	35
Class M5, 0.8888% 1/25/36 (f)(l)	111	30
Class M6, 0.9388% 1/25/36 (f)(l)	118	22
Series 2006-1:
Class A2, 0.5988% 4/25/36 (f)(l)	222	143
Class M1, 0.6188% 4/25/36 (f)(l)	79	47
Class M2, 0.6388% 4/25/36 (f)(l)	84	46
Class M3, 0.6588% 4/25/36 (f)(l)	72	37
Class M4, 0.7588% 4/25/36 (f)(l)	41	19
Class M5, 0.7988% 4/25/36 (f)(l)	40	16
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M6, 0.8788% 4/25/36 (f)(l)	$ 79	$ 31
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (f)(l)	3,313	2,236
Class A2, 0.5188% 7/25/36 (f)(l)	197	131
Class B1, 1.1088% 7/25/36 (f)(l)	74	7
Class B3, 2.9388% 7/25/36 (f)(l)	91	3
Class M1, 0.5488% 7/25/36 (f)(l)	207	84
Class M2, 0.5688% 7/25/36 (f)(l)	146	52
Class M3, 0.5888% 7/25/36 (f)(l)	121	38
Class M4, 0.6588% 7/25/36 (f)(l)	82	21
Class M5, 0.7088% 7/25/36 (f)(l)	100	18
Class M6, 0.7788% 7/25/36 (f)(l)	150	19
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (f)(l)	58	1
Class M4, 0.6688% 10/25/36 (f)(l)	161	14
Class M5, 0.7188% 10/25/36 (f)(l)	193	11
Class M6, 0.7988% 10/25/36 (f)(l)	379	12
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (f)(l)	826	534
Class A2, 0.5088% 12/25/36 (f)(l)	4,034	1,782
Class B1, 0.9388% 12/25/36 (f)(l)	129	5
Class B2, 1.4888% 12/25/36 (f)(l)	51	1
Class M1, 0.5288% 12/25/36 (f)(l)	269	74
Class M2, 0.5488% 12/25/36 (f)(l)	179	35
Class M3, 0.5788% 12/25/36 (f)(l)	180	24
Class M4, 0.6388% 12/25/36 (f)(l)	218	25
Class M5, 0.6788% 12/25/36 (f)(l)	199	19
Class M6, 0.7588% 12/25/36 (f)(l)	179	12
Series 2007-1 Class A2, 0.5088% 3/25/37 (f)(l)	828	414
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (f)(l)	788	424
Class A2, 0.5588% 7/25/37 (f)(l)	739	247
Class B1, 1.8388% 7/25/37 (f)(l)	219	7
Class M1, 0.6088% 7/25/37 (f)(l)	259	36
Class M2, 0.6488% 7/25/37 (f)(l)	142	12
Class M3, 0.7288% 7/25/37 (f)(l)	143	10
Class M4, 0.8888% 7/25/37 (f)(l)	284	18
Class M5, 0.9888% 7/25/37 (f)(l)	250	13
Class M6, 1.2388% 7/25/37 (f)(l)	318	13
Series 2007-3:
Class A2, 0.5288% 7/25/37 (f)(l)	852	401
Class B1, 1.1888% 7/25/37 (f)(l)	190	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class B2, 1.8388% 7/25/37 (f)(l)	$ 475	$ 17
Class B3, 4.2388% 7/25/37 (f)(l)	10	0*
Class M1, 0.5488% 7/25/37 (f)(l)	170	43
Class M2, 0.5788% 7/25/37 (f)(l)	181	34
Class M3, 0.6088% 7/25/37 (f)(l)	285	40
Class M4, 0.7388% 7/25/37 (f)(l)	447	55
Class M5, 0.8388% 7/25/37 (f)(l)	234	26
Class M6, 1.0388% 7/25/37 (f)(l)	178	17
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (f)(l)	89	4
Class M1, 1.1888% 9/25/37 (f)(l)	296	22
Class M2, 1.2888% 9/25/37 (f)(l)	296	16
Class M4, 1.8388% 9/25/37 (f)(l)	751	30
Class M5, 1.9888% 9/25/37 (f)(l)	751	23
Class M6, 2.1888% 9/25/37 (f)(l)	754	14
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(n)	2,378	90
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(l)(n)	5,912	541
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (f)(l)	448	430
Class J, 1.0888% 3/15/19 (f)(l)	447	406
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (f)(l)	653	591
Class E, 0.5388% 3/15/22 (f)(l)	3,391	2,999
Class F, 0.5888% 3/15/22 (f)(l)	2,081	1,799
Class G, 0.6388% 3/15/22 (f)(l)	534	451
Class H, 0.7888% 3/15/22 (f)(l)	653	512
Class J, 0.9388% 3/15/22 (f)(l)	653	493
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	344	348
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,441	3,585
Series 2007-PW16:
Class A4, 5.9046% 6/11/40 (l)	769	870
Class AAB, 5.9046% 6/11/40 (l)	6,290	6,728
Series 2007-PW18:
Class A2, 5.613% 6/11/50	361	372
Class A4, 5.7% 6/11/50	5,820	6,655
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,844
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (f)(l)(n)	13,836	139
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-T22 Class A4, 5.7138% 4/12/38 (l)	$ 164	$ 185
Series 2006-T24 Class X2, 0.6233% 10/12/41 (f)(l)(n)	3,433	21
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (f)(l)(n)	92,485	949
Series 2007-T28 Class X2, 0.3209% 9/11/42 (f)(l)(n)	49,759	295
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (f)(l)	787	658
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,544	1,591
Class XCL, 1.3344% 5/15/35 (f)(l)(n)	5,360	115
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (f)(l)	214	206
Class H, 0.6098% 8/15/21 (f)(l)	468	437
Series 2007-C6:
Class A2, 5.8852% 12/10/49 (l)	1,408	1,408
Class A4, 5.8852% 12/10/49 (l)	4,371	4,996
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (l)	1,181	1,201
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	16,063	17,645
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,349
Class C, 5.476% 12/11/49	2,474	544
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (l)	1,314	1,400
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	276
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (f)(l)	74	73
Class H, 0.8588% 4/15/17 (f)(l)	188	168
Class J, 1.0888% 4/15/17 (f)(l)	144	107
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (f)(l)	807	766
Class D, 0.5788% 11/15/17 (f)(l)	42	39
Class E, 0.6288% 11/15/17 (f)(l)	149	137
Class F, 0.6888% 11/15/17 (f)(l)	164	150
Class G, 0.7388% 11/15/17 (f)(l)	114	103
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2006-CN2A:
Class A2FL, 0.4588% 2/5/19 (f)(l)	$ 1,940	$ 1,833
Class AJFL, 0.4988% 2/5/19 (l)	890	861
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (f)(l)	1,872	1,695
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,836
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	2,291	2,224
Class AJFX, 5.478% 2/5/19 (f)	4,140	4,105
Series 2007-C9 Class A4, 6.0063% 12/10/49 (l)	2,907	3,343
Series 2006-C8 Class XP, 0.6588% 12/10/46 (l)(n)	16,816	124
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	1	1
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,750
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)	3,376	3,409
Class A3, 5.542% 1/15/49 (l)	2,628	2,816
Series 2007-C3 Class A4, 5.8672% 6/15/39 (l)	790	841
Series 2006-C4 Class AAB, 5.439% 9/15/39	4,047	4,098
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (l)(n)	11,239	113
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,189	1,259
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (f)(l)	4,688	3,536
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	2	2
Class A4, 4.75% 1/15/37	612	638
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (l)(n)	420	1
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (f)(l)(n)	1,796	3
Series 2006-C1 Class A3, 5.5958% 2/15/39 (l)	4,758	5,038
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (f)(l)	497	457
Class C:
0.4088% 2/15/22 (f)(l)	2,047	1,862
0.5088% 2/15/22 (f)(l)	731	651
Class F, 0.5588% 2/15/22 (f)(l)	1,462	1,272
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (l)(n)	$ 19,061	$ 129
Class B, 5.487% 2/15/40 (f)(l)	2,009	337
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	865	872
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	9,700
Series 2001-1 Class X1, 1.7136% 5/15/33 (f)(l)(n)	1,318	12
Series 2007-C1 Class XP, 0.3359% 12/10/49 (l)(n)	20,244	79
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7319% 5/10/43 (l)(n)	4,556	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (f)(l)	494	464
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	2,628	2,700
Series 2007-GG9 Class A4, 5.444% 3/10/39	17,490	19,075
Series 2006-GG7 Class A3, 6.0811% 7/10/38 (l)	1,119	1,119
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (f)(l)(n)	25,003	150
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (f)(l)	298	292
Class F, 0.6788% 6/6/20 (f)(l)	916	885
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(l)	1,650	1,631
Class D, 2.2018% 3/6/20 (f)(l)	3,090	3,055
Class F, 2.6334% 3/6/20 (f)(l)	136	134
Class G, 2.7903% 3/6/20 (f)(l)	67	66
Class H, 3.3004% 3/6/20 (f)(l)	62	61
Class J, 4.0852% 3/6/20 (f)(l)	85	85
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	284	287
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (f)(l)(n)	19,996	0*
Series 2006-GG6 Class A2, 5.506% 4/10/38	3,782	3,786
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	623	625
Series 2007-GG10 Class A2, 5.778% 8/10/45	299	303
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (f)(l)	$ 656	$ 638
Class C, 0.4488% 11/15/18 (f)(l)	466	452
Class D, 0.4688% 11/15/18 (f)(l)	207	200
Class E, 0.5188% 11/15/18 (f)(l)	297	281
Class F, 0.5688% 11/15/18 (f)(l)	446	402
Class G, 0.5988% 11/15/18 (f)(l)	387	321
Class H, 0.7388% 11/15/18 (f)(l)	297	241
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (l)	3,229	3,309
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	945
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	441	453
Class A3, 5.336% 5/15/47	5,183	5,626
Series 2007-CB19 Class A4, 5.9254% 2/12/49 (l)	4,608	5,174
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (l)	3,274	3,285
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	2,102	2,119
Class A3, 5.42% 1/15/49	18,477	20,303
Series 2005-CB13 Class E, 5.5314% 1/12/43 (f)(l)	665	21
Series 2005-LDP3 Class A3, 4.959% 8/15/42	3,373	3,457
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	348
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (l)	112	34
Class C, 5.9254% 2/12/49 (l)	294	56
Class D, 5.9254% 2/12/49 (l)	309	46
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	251	64
Class CS, 5.466% 1/15/49 (l)	108	13
Class ES, 5.7393% 1/15/49 (f)(l)	679	38
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1105% 7/15/44 (l)	1,054	1,205
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	178	179
Series 2006-C6 Class A2, 5.262% 9/15/39 (l)	72	72
Series 2006-C7:
Class A2, 5.3% 11/15/38	767	772
Class A3, 5.347% 11/15/38	979	1,096
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,573
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,199
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (l)(n)	$ 2,989	$ 1
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (l)(n)	5,603	49
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (l)(n)	2,095	15
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,642	1,861
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,397	1,575
Class XCP, 0.4289% 9/15/45 (l)(n)	84,375	621
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (f)(l)	421	384
Class E, 0.5288% 9/15/21 (f)(l)	1,518	1,338
Class F, 0.5788% 9/15/21 (f)(l)	1,255	1,069
Class G, 0.5988% 9/15/21 (f)(l)	2,478	2,037
Class H, 0.6388% 9/15/21 (f)(l)	639	500
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,334
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (l)	744	746
Series 2005-LC1 Class F, 5.5591% 1/12/44 (f)(l)	1,143	638
Series 2006-C1 Class A2, 5.803% 5/12/39 (l)	1,213	1,241
Series 2007-C1 Class A4, 6.0324% 6/12/50 (l)	4,974	5,497
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,179
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (l)	133	133
sequential payer:
Series 2006-1 Class A3, 5.6555% 2/12/39 (l)	1,398	1,407
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	1,019	1,066
Series 2007-5:
Class A3, 5.364% 8/12/48	512	525
Class A4, 5.378% 8/12/48	53	57
Class B, 5.479% 8/12/48	3,942	898
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	10,897	11,713
Series 2007-7 Class A4, 5.81% 6/12/50 (l)	4,599	4,945
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	4,822	5,011
Series 2006-4 Class XP, 0.8105% 12/12/49 (l)(n)	20,867	312
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,314	370
Series 2007-7 Class B, 5.936% 6/12/50 (l)	114	7
Series 2007-8 Class A3, 6.1649% 8/12/49 (l)	1,133	1,245
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (f)(l)	393	228
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.399% 10/15/20 (f)(l)	$ 754	$ 679
Class D, 0.429% 10/15/20 (f)(l)	732	637
Class E, 0.489% 10/15/20 (f)(l)	916	760
Class F, 0.539% 10/15/20 (f)(l)	550	418
Class G, 0.579% 10/15/20 (f)(l)	680	489
Class H, 0.669% 10/15/20 (f)(l)	428	287
Class J, 0.819% 10/15/20 (f)(l)	250	105
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,301	1,316
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	666	700
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (f)(l)(n)	8,837	22
Series 2006-HQ8 Class A3, 5.653% 3/12/44 (l)	434	434
Series 2006-IQ11:
Class A3, 5.8615% 10/15/42 (l)	811	834
Class A4, 5.8975% 10/15/42 (l)	394	443
Series 2006-T23 Class A3, 5.9838% 8/12/41 (l)	671	686
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,971	2,141
Class AAB, 5.654% 4/15/49	3,518	3,761
Class B, 5.9075% 4/15/49 (l)	323	89
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	48	48
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5198% 9/15/21 (f)(l)	1,791	1,420
Class F, 0.5798% 9/15/21 (f)(l)	2,061	1,573
Class G, 0.5998% 9/15/21 (f)(l)	1,953	1,427
Class J, 0.8398% 9/15/21 (f)(l)	434	200
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (f)(l)	4,581	3,344
Class LXR1, 0.9388% 6/15/20 (f)(l)	162	129
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	1,092	1,100
Series 2003-C8 Class A3, 4.445% 11/15/35	4,640	4,672
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	3,579
Series 2007-C30:
Class A3, 5.246% 12/15/43	420	420
Class A4, 5.305% 12/15/43	386	410
Class A5, 5.342% 12/15/43	17,206	18,242
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-C31 Class A4, 5.509% 4/15/47	$ 12,470	$ 13,418
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (l)	3,830	3,860
Class A3, 5.9273% 6/15/49 (l)	2,231	2,368
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)	624	620
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,192
Series 2005-C22:
Class B, 5.5332% 12/15/44 (l)	2,914	1,988
Class F, 5.5332% 12/15/44 (f)(l)	2,191	550
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	7,210	8,036
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	3,942	1,207
Class D, 5.513% 12/15/43 (l)	2,102	483
Class XP, 0.6679% 12/15/43 (f)(l)(n)	11,372	99
Series 2007-C31 Class C, 5.8735% 4/15/47 (l)	361	76
Series 2007-C31A Class A2, 5.421% 4/15/47	7,547	7,786
Series 2007-C32:
Class D, 5.9273% 6/15/49 (l)	987	258
Class E, 5.9273% 6/15/49 (l)	1,556	365
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0975% 2/15/51 (l)	870	965
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $342,068)		412,150
Municipal Securities - 0.2%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	2,300	2,375
California Gen. Oblig.:
7.5% 4/1/34	8,780	11,051
7.55% 4/1/39	1,685	2,176
7.6% 11/1/40	4,560	5,955
7.625% 3/1/40	2,530	3,285
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	5,980	6,306
Series 2011, 5.877% 3/1/19	2,005	2,240
TOTAL MUNICIPAL SECURITIES (Cost $31,243)		33,388
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Russian Federation:
4.5% 4/4/22 (f)	$ 3,000	$ 3,045
5.625% 4/4/42 (f)	4,400	4,477
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,270)		7,522
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,597)	3,319	3,832
Fixed-Income Funds - 14.1%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	3,538,209	394,263
Fidelity High Income Central Fund 2 (m)	5,306,756	580,612
Fidelity Mortgage Backed Securities Central Fund (m)	16,648,385	1,818,004
TOTAL FIXED-INCOME FUNDS (Cost $2,600,996)		2,792,879
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.17% (b)	341,535,453	341,535
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	57,509,933	57,510
TOTAL MONEY MARKET FUNDS (Cost $399,045)		399,045
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $18,047,130)		19,978,927
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(127,647)
NET ASSETS - 100%		$ 19,851,280
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/42	$ (1,000)	$ (1,050)
3.5% 6/1/42	(8,000)	(8,403)
3.5% 6/1/42	(8,000)	(8,403)
3.5% 6/1/42	(1,000)	(1,050)
3.5% 6/1/42	(4,000)	(4,201)
3.5% 6/1/42	(2,000)	(2,101)
4% 6/1/42	(9,000)	(9,588)
4.5% 6/13/42	(13,000)	(13,947)
4.5% 6/13/42	(4,000)	(4,292)
4.5% 6/13/42	(5,000)	(5,365)
TOTAL FANNIE MAE		(58,400)
Ginnie Mae
4% 6/1/42	(4,900)	(5,356)
TOTAL TBA SALE COMMITMENTS (Proceeds $63,381)		$ (63,756)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
722 CME E-mini S&P 500 Index Contracts	June 2012	$ 47,262	$ (1,858)

The face value of futures purchased as a percentage of net assets is 0.2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $3,215,000) (k)

	Sept. 2037	$ 7,398	$ (7,014)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (k)	Sept. 2037	6,025	(5,712)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $407,000) (k)	Sept. 2037	797	(756)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,992,000) (k)	Sept. 2037	6,025	(5,712)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,882,000) (k)	Sept. 2037	5,803	(5,502)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,559,000) (k)

	Sept. 2037	$ 5,094	$ (4,830)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (j)	Dec. 2034	562	(540)
		$ 31,704	$ (30,066)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $393,561,000 or 2.0% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,900,000.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $35,233,000.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,871,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Halcon Resources Corp.	3/1/12	$ 8,190
Legend Pictures LLC	9/23/10	$ 6,428
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 455
Fidelity Corporate Bond 1-10 Year Central Fund	12,501
Fidelity High Income Central Fund 2	30,040
Fidelity Mortgage Backed Securities Central Fund	32,438
Fidelity Securities Lending Cash Central Fund	1,030
Total	$ 76,464
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 388,778	$ -	$ -	$ 394,263	58.3%
Fidelity High Income Central Fund 2	533,410	30,040	-	580,612	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,480,565	372,594	49,830	1,818,004	12.2%
Total	$ 2,402,753	$ 402,634	$ 49,830	$ 2,792,879
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,279,088	$ 1,267,088	$ 2,836	$ 9,164
Consumer Staples	1,374,903	1,214,143	160,760	-
Energy	1,311,460	1,295,760	13,951	1,749
Financials	1,754,872	1,701,673	53,199	-
Health Care	1,436,489	1,436,489	-	-
Industrials	1,308,432	1,239,509	68,923	-
Information Technology	2,620,879	2,614,729	6,150	-
Materials	392,935	392,935	-	-
Telecommunication Services	234,815	234,815	-	-
Utilities	462,199	462,199	-	-
Corporate Bonds	1,599,571	-	1,599,571	-
U.S. Government and Government Agency Obligations	1,626,553	-	1,626,553	-
U.S. Government Agency - Mortgage Securities	740,012	-	740,012	-
Asset-Backed Securities	142,191	-	131,476	10,715
Collateralized Mortgage Obligations	45,712	-	43,823	1,889
Commercial Mortgage Securities	412,150	-	379,473	32,677
Municipal Securities	33,388	-	33,388	-
Foreign Government and Government Agency Obligations	7,522	-	7,522	-
Bank Notes	3,832	-	3,832	-
Fixed-Income Funds	2,792,879	2,792,879	-	-
Money Market Funds	399,045	399,045	-	-
Total Investments in Securities:	$ 19,978,927	$ 15,051,264	$ 4,871,469	$ 56,194
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,858)	$ (1,858)	$ -	$ -
Swap Agreements	$ (30,066)	$ -	$ (29,526)	$ (540)
Total Derivative Instruments:	$ (31,924)	$ (1,858)	$ (29,526)	$ (540)
Other Financial Instruments:
TBA Sale Commitments	$ (63,756)	$ -	$ (63,756)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 68,520
Total Realized Gain (Loss)	(4,909)
Total Unrealized Gain (Loss)	3,055
Cost of Purchases	13
Proceeds of Sales	(15,047)
Amortization/Accretion	1,825
Transfers in to Level 3	26,867
Transfers out of Level 3	(24,130)
Ending Balance	$ 56,194
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (2,066)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (902)
Total Unrealized Gain (Loss)	362
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (540)
Realized gain (loss) on Swap Agreements for the period	$ (347)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2012	$ 58

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $18,184,058,000. Net unrealized appreciation aggregated $1,794,869,000, of which $2,370,716,000 related to appreciated investment securities and $575,847,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $31,704,000 representing 0.16% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

May 31, 2012

1.800346.108

PUR-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.2%
Delphi Automotive PLC	130,893	$ 3,800
TRW Automotive Holdings Corp. (a)	70,900	2,735
WABCO Holdings, Inc. (a)	581,600	30,104
		36,639
Automobiles - 0.7%
Ford Motor Co.	3,902,300	41,208
General Motors Co. (a)	2,170	48
General Motors Co.:
warrants 7/10/16 (a)	101,940	1,356
warrants 7/10/19 (a)	101,940	878
Harley-Davidson, Inc.	843,900	40,659
Honda Motor Co. Ltd.	1,569,600	49,895
Tesla Motors, Inc. (a)	128,800	3,800
		137,844
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	562,800	14,920
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc.	1,368,000	18,495
Dunkin' Brands Group, Inc.	1,148,000	37,276
Las Vegas Sands Corp.	375,600	17,345
McDonald's Corp.	872,400	77,940
Starbucks Corp.	895,600	49,159
Station Holdco LLC (a)(p)(q)	1,194,419	1,475
Station Holdco LLC warrants 6/15/18 (a)(p)(q)	75,658	4
Vail Resorts, Inc.	917,027	39,863
		241,557
Household Durables - 0.8%
D.R. Horton, Inc.	2,000,000	33,200
Lennar Corp. Class A	1,853,500	50,582
Toll Brothers, Inc. (a)	2,631,400	71,785
		155,567
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	389,600	82,950
Priceline.com, Inc. (a)	20,100	12,572
		95,522
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	6,435,900	184,839
Discovery Communications, Inc. (a)	1,338,100	67,039
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
HMH Holdings, Inc. (a)(q)	149,814	$ 4
Legend Pictures LLC (a)(p)(q)	49,141	52,538
Lions Gate Entertainment Corp. (a)(f)	2,145,800	28,582
News Corp. Class A	4,192,300	80,492
Pandora Media, Inc. (f)	529,694	5,689
Publicis Groupe SA	355,600	16,486
The Walt Disney Co.	284,190	12,990
Vertis Holdings, Inc. (a)	1,934	22
		448,681
Multiline Retail - 0.4%
Macy's, Inc.	662,100	25,193
PPR SA	352,200	50,164
		75,357
Specialty Retail - 1.4%
Home Depot, Inc.	2,728,400	134,619
Limited Brands, Inc.	583,300	25,875
TJX Companies, Inc.	2,179,600	92,546
		253,040
Textiles, Apparel & Luxury Goods - 1.6%
Brunello Cucinelli SpA	1,155,400	15,536
Michael Kors Holdings Ltd.	152,600	6,009
Michael Kors Holdings Ltd. (q)	2,153,561	76,327
NIKE, Inc. Class B	1,045,600	113,113
PVH Corp.	514,900	41,707
Ralph Lauren Corp.	327,700	48,762
Tumi Holdings, Inc. (f)	67,400	1,163
		302,617
TOTAL CONSUMER DISCRETIONARY		1,761,744
CONSUMER STAPLES - 7.7%
Beverages - 2.2%
Beam, Inc.	1,548,100	93,753
Monster Beverage Corp. (a)	663,600	48,177
The Coca-Cola Co.	3,684,900	275,373
		417,303
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	562,600	48,603
CVS Caremark Corp.	2,323,000	104,396
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Drogasil SA	2,119,888	$ 19,603
Wal-Mart Stores, Inc.	2,495,800	164,274
Whole Foods Market, Inc.	161,200	14,284
		351,160
Food Products - 0.5%
Kraft Foods, Inc. Class A	2,544,800	97,389
Mead Johnson Nutrition Co. Class A	3,800	307
		97,696
Household Products - 0.3%
Kimberly-Clark Corp.	380,300	30,177
Procter & Gamble Co.	21,800	1,358
Reckitt Benckiser Group PLC	451,600	24,032
		55,567
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	1,029,200	55,731
Nu Skin Enterprises, Inc. Class A	451,800	19,373
Prestige Brands Holdings, Inc. (a)	2,182,251	29,962
		105,066
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	334,000	31,423
Japan Tobacco, Inc.	8,477	47,168
Lorillard, Inc.	751,200	92,848
Philip Morris International, Inc.	2,897,040	244,829
		416,268
TOTAL CONSUMER STAPLES		1,443,060
ENERGY - 6.3%
Energy Equipment & Services - 1.0%
Cameron International Corp. (a)	673,700	30,781
Ensco PLC Class A	1,256,700	56,438
Noble Corp.	1,426,100	44,594
Ocean Rig UDW, Inc. (United States)	1,484,049	22,187
Schlumberger Ltd.	548,100	34,667
		188,667
Oil, Gas & Consumable Fuels - 5.3%
Apache Corp.	294,000	23,926
Cheniere Energy, Inc. (a)	636,900	8,942
Chevron Corp.	2,936,400	288,677
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Energen Corp.	378,600	$ 16,715
EV Energy Partners LP	575,724	29,523
Exxon Mobil Corp.	2,982,217	234,492
Gazprom OAO sponsored ADR	1,265,400	11,110
Marathon Petroleum Corp.	832,200	30,017
Occidental Petroleum Corp.	1,233,258	97,760
Phillips 66 (a)	151,100	4,538
Pioneer Natural Resources Co.	327,900	31,708
Plains Exploration & Production Co. (a)	845,100	30,246
Royal Dutch Shell PLC:
Class A sponsored ADR	1,022,220	63,562
Class B sponsored ADR	127,600	8,211
Suncor Energy, Inc.	751,000	20,381
Valero Energy Corp.	1,045,100	22,052
Williams Companies, Inc.	2,782,500	84,950
		1,006,810
TOTAL ENERGY		1,195,477
FINANCIALS - 6.9%
Capital Markets - 0.6%
Apollo Global Management LLC Class A	1,112,300	12,981
Coronation Fund Managers Ltd.	1,396,100	4,328
Evercore Partners, Inc. Class A	1,013,500	25,044
HFF, Inc. (a)	900,200	11,775
Invesco Ltd.	978,600	21,285
Morgan Stanley	1,444,000	19,292
State Street Corp.	477,200	19,665
		114,370
Commercial Banks - 2.3%
BB&T Corp.	824,900	24,928
CIT Group, Inc. (a)	222,600	7,611
First Republic Bank (a)	200,700	6,302
Huntington Bancshares, Inc.	2,613,300	17,091
SunTrust Banks, Inc.	1,075,900	24,660
U.S. Bancorp	4,249,400	132,199
Wells Fargo & Co.	6,917,240	221,698
		434,489
Consumer Finance - 0.4%
American Express Co.	429,700	23,990
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	231,000	$ 11,866
SLM Corp.	2,658,000	37,132
		72,988
Diversified Financial Services - 1.7%
Citigroup, Inc.	5,410,240	143,425
JPMorgan Chase & Co.	3,984,523	132,087
NBH Holdings Corp. Class A (a)(h)	710,000	12,780
The NASDAQ Stock Market, Inc.	1,112,600	24,344
		312,636
Insurance - 1.1%
ACE Ltd.	1,099,800	79,549
Berkshire Hathaway, Inc. Class B (a)	761,200	60,409
MetLife, Inc.	2,482,800	72,523
		212,481
Real Estate Investment Trusts - 0.8%
American Tower Corp.	1,133,100	73,516
Lexington Corporate Properties Trust (f)	3,468,867	28,826
Simon Property Group, Inc.	276,400	40,775
		143,117
TOTAL FINANCIALS		1,290,081
HEALTH CARE - 7.4%
Biotechnology - 2.6%
Achillion Pharmaceuticals, Inc. (a)(f)	2,172,600	15,599
Acorda Therapeutics, Inc. (a)	590,000	12,974
Affymax, Inc. (a)	959,900	13,573
Alexion Pharmaceuticals, Inc. (a)	288,200	26,102
AMAG Pharmaceuticals, Inc. (a)(g)	1,460,561	20,492
Amarin Corp. PLC ADR (a)(f)	418,800	4,963
Amgen, Inc.	1,789,500	124,406
Ardea Biosciences, Inc. (a)	271,200	8,665
Arena Pharmaceuticals, Inc. (a)(f)	1,366,100	9,139
Biogen Idec, Inc. (a)	767,000	100,285
BioMarin Pharmaceutical, Inc. (a)	1,040,400	37,080
Gilead Sciences, Inc. (a)	555,700	27,757
Medivation, Inc. (a)	300,000	25,269
Merrimack Pharmaceuticals, Inc.	340,294	2,338
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	24,965
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	515,600	$ 10,668
Vertex Pharmaceuticals, Inc. (a)	480,800	28,867
		493,142
Health Care Equipment & Supplies - 0.3%
The Cooper Companies, Inc.	713,559	60,781
Health Care Providers & Services - 2.0%
Amplifon SpA	2,343,800	11,611
Apollo Hospitals Enterprise Ltd.	250,000	2,988
Catalyst Health Solutions, Inc. (a)	229,300	19,919
CIGNA Corp.	1,269,400	55,739
Express Scripts Holding Co. (a)	1,292,858	67,474
Health Net, Inc. (a)	1,175,018	30,104
Humana, Inc.	713,600	54,512
Omnicare, Inc.	450,300	14,193
UnitedHealth Group, Inc.	2,005,600	111,852
		368,392
Health Care Technology - 0.3%
CareView Communications, Inc. (a)(f)(g)	10,425,300	16,159
SXC Health Solutions Corp. (a)	523,700	48,118
		64,277
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	261,400	11,256
Pharmaceuticals - 2.1%
Elan Corp. PLC sponsored ADR (a)	2,128,048	29,708
Eli Lilly & Co.	988,100	40,463
Forest Laboratories, Inc. (a)	970,900	33,982
GlaxoSmithKline PLC sponsored ADR	814,700	35,936
Optimer Pharmaceuticals, Inc. (a)	1,235,000	18,451
Pfizer, Inc.	5,699,300	124,644
TherapeuticsMD, Inc. (a)(g)	5,500,000	14,905
Valeant Pharmaceuticals International, Inc. (Canada) (a)	826,311	40,378
ViroPharma, Inc. (a)	700,300	14,104
Watson Pharmaceuticals, Inc. (a)	694,400	49,504
		402,075
TOTAL HEALTH CARE		1,399,923
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.7%
Goodrich Corp.	609,900	$ 76,707
Honeywell International, Inc.	508,800	28,320
Precision Castparts Corp.	238,000	39,558
Textron, Inc.	1,533,400	36,234
United Technologies Corp.	1,874,300	138,904
		319,723
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	536,100	40,175
Airlines - 0.1%
Copa Holdings SA Class A	217,100	18,024
Building Products - 0.2%
Armstrong World Industries, Inc.	330,400	15,393
Fortune Brands Home & Security, Inc. (a)	567,100	12,828
Masonite Worldwide Holdings	5,358	147
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	16
warrants 5/20/16 (a)	19,485	21
		28,405
Electrical Equipment - 0.4%
AMETEK, Inc.	664,935	33,719
Regal-Beloit Corp.	516,000	31,110
		64,829
Industrial Conglomerates - 1.4%
Carlisle Companies, Inc.	455,400	23,672
Danaher Corp.	1,458,000	75,772
General Electric Co.	6,128,000	116,984
Tyco International Ltd.	901,700	47,934
		264,362
Machinery - 0.4%
Caterpillar, Inc.	234,400	20,538
Deere & Co.	86,700	6,405
Illinois Tool Works, Inc.	719,900	40,422
Ingersoll-Rand PLC	370,500	15,305
Westport Innovations, Inc. (a)(f)	14,059	343
		83,013
Marine - 0.0%
DryShips, Inc. (a)	3,755,900	8,301
Professional Services - 0.1%
Qualicorp SA	2,615,000	22,301
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
Union Pacific Corp.	990,856	$ 110,381
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (a)(f)	1,570,400	32,868
TOTAL INDUSTRIALS		992,382
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	559,600	12,804
Cisco Systems, Inc.	4,782,500	78,098
Motorola Solutions, Inc.	2,090,600	100,516
QUALCOMM, Inc.	2,685,000	153,877
		345,295
Computers & Peripherals - 4.1%
Apple, Inc. (a)	1,308,800	756,127
SanDisk Corp. (a)	308,400	10,085
		766,212
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	736,000	39,148
Arrow Electronics, Inc. (a)	740,300	25,104
E Ink Holdings, Inc. GDR (a)(h)	140,100	1,487
		65,739
Internet Software & Services - 1.5%
Active Network, Inc.	598,100	8,397
Demand Media, Inc. (a)(f)	1,324,308	12,131
Facebook, Inc.:
Class A	1,596,500	47,304
Class B (a)(q)	881,260	23,501
Google, Inc. Class A (a)	200,200	116,288
Mail.ru Group Ltd.:
GDR (a)(h)	580,000	18,195
GDR (Reg. S) (a)	289,900	9,130
Rackspace Hosting, Inc. (a)	239,700	11,858
Yahoo!, Inc. (a)	1,672,900	25,495
		272,299
IT Services - 2.1%
Accenture PLC Class A	1,036,600	59,190
Atos Origin SA	440,586	24,133
Cognizant Technology Solutions Corp. Class A (a)	855,900	49,856
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	804,300	$ 155,149
MasterCard, Inc. Class A	62,100	25,244
Redecard SA	3,871,200	59,502
Teradata Corp. (a)	447,500	29,750
		402,824
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	802,600	26,815
ASML Holding NV	1,069,900	49,012
Avago Technologies Ltd.	578,500	19,148
Freescale Semiconductor Holdings I Ltd.	3,208,700	29,520
NXP Semiconductors NV (a)	1,862,100	39,309
RF Micro Devices, Inc. (a)	2,425,900	9,146
Samsung Electronics Co. Ltd.	26,459	27,143
Spansion, Inc. Class A (a)	69,672	752
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,502,200	20,625
Texas Instruments, Inc.	1,573,600	44,816
		266,286
Software - 2.4%
Check Point Software Technologies Ltd. (a)	190,300	9,751
Citrix Systems, Inc. (a)	770,300	56,294
Fortinet, Inc. (a)	418,506	8,893
Jive Software, Inc. (f)	296,700	4,970
Microsoft Corp.	9,639,100	281,365
QLIK Technologies, Inc. (a)	472,300	10,735
salesforce.com, Inc. (a)	413,300	57,292
Splunk, Inc.	36,800	1,198
VMware, Inc. Class A (a)	249,500	23,206
		453,704
TOTAL INFORMATION TECHNOLOGY		2,572,359
MATERIALS - 1.8%
Chemicals - 1.3%
Ashland, Inc.	667,100	42,648
Eastman Chemical Co.	424,400	19,760
Lanxess AG	198,900	13,289
LyondellBasell Industries NV Class A	1,227,994	48,457
Monsanto Co.	618,100	47,717
Rentech Nitrogen Partners LP	44,295	1,040
Rockwood Holdings, Inc. (a)	293,800	14,220
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sherwin-Williams Co.	396,900	$ 51,454
Tronox, Inc. (a)	23,603	3,441
		242,026
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	370,300	19,104
Metals & Mining - 0.4%
Goldcorp, Inc.	1,062,600	38,786
Newcrest Mining Ltd.	695,745	16,889
Randgold Resources Ltd. sponsored ADR	376,100	29,844
		85,519
TOTAL MATERIALS		346,649
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Iliad SA	174,465	22,519
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	171,100	8,889
TOTAL TELECOMMUNICATION SERVICES		31,408
UTILITIES - 1.7%
Electric Utilities - 0.9%
Edison International	1,078,500	48,489
FirstEnergy Corp.	1,091,900	51,090
NextEra Energy, Inc.	1,040,700	67,999
		167,578
Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	2,024,300	24,474
Multi-Utilities - 0.7%
National Grid PLC	5,842,675	58,601
Sempra Energy	963,400	62,631
		121,232
TOTAL UTILITIES		313,284
TOTAL COMMON STOCKS (Cost $9,469,573)		11,346,367
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	148,900	$ 5,468
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	64,800	3,096
Chesapeake Energy Corp. 5.00%	18,580	1,250
		4,346
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Health Care REIT, Inc. Series I, 6.50%	53,800	2,885
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(q)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	4,425
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	6,248
PPL Corp. 8.75%	108,000	5,654
		11,902
TOTAL CONVERTIBLE PREFERRED STOCKS		30,020
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	212,900	34,159
FINANCIALS - 0.1%
Commercial Banks - 0.0%
U.S. Bancorp Series F, 6.50%	39,677	1,061
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (h)	11,951	10,158
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	$ 8,661
TOTAL FINANCIALS		19,880
TOTAL NONCONVERTIBLE PREFERRED STOCKS		54,039
TOTAL PREFERRED STOCKS (Cost $73,535)		84,059
Investment Companies - 0.0%

2010 Swift Mandatory Common Exchange Security Trust (h) (Cost $1,989)	180,800	1,847
Corporate Bonds - 11.8%
	Principal Amount (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 500	378
3.5% 1/15/31 (h)	3,697	2,793
		3,171
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	3,700	3,270
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (q)	10,000	10,000
8% 12/6/14 (q)	2,000	2,000
		12,000
MATERIALS - 0.1%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	4,545
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (m)(q)	$ 11,883	$ 12,324
TOTAL MATERIALS		16,869
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)	2,710	1,585
TOTAL CONVERTIBLE BONDS		36,895
Nonconvertible Bonds - 11.6%
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Delphi Corp.:
5.875% 5/15/19	1,820	1,922
6.125% 5/15/21	1,690	1,800
International Automotive Components Group SA 9.125% 6/1/18 (h)	1,110	1,005
Tenneco, Inc. 6.875% 12/15/20	2,415	2,578
		7,305
Automobiles - 0.2%
Daimler Finance North America LLC 1.65% 4/10/15 (h)	17,102	17,098
Ford Motor Co.:
6.375% 2/1/29	2,190	2,457
6.625% 10/1/28	2,510	2,956
7.45% 7/16/31	2,335	3,041
General Motors Corp.:
6.75% 5/1/28 (d)	390	3
7.125% 7/15/13 (d)	1,135	8
7.2% 1/15/11 (d)	2,855	19
7.4% 9/1/25 (d)	195	1
7.7% 4/15/16 (d)	705	5
8.25% 7/15/23 (d)	5,475	37
8.375% 7/15/33 (d)	16,800	113
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	$ 490	$ 524
Volkswagen International Finance NV 2.375% 3/22/17 (h)	17,000	17,328
		43,590
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,579
Diversified Consumer Services - 0.0%
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (h)(m)	4,954	5,103
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,780	2,933
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (h)	6,365	6,349
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	435	449
Chukchansi Economic Development Authority 9.75% 5/30/20 (h)	2,878	2,243
MCE Finance Ltd. 10.25% 5/15/18	1,695	1,907
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,058
6.75% 4/1/13	80	82
7.5% 6/1/16	2,855	2,909
9% 3/15/20	1,770	1,938
13% 11/15/13	5,000	5,719
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	1,985	1,985
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	1,060	1,155
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	474
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,697
Station Casinos LLC 3.65% 6/18/18 (e)(h)	6,335	4,720
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	220	231
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,080	410
		38,259
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.1%
KB Home 8% 3/15/20	$ 410	$ 398
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.125% 4/15/19 (h)	2,665	2,742
7.875% 8/15/19 (h)	8,325	8,804
8.5% 2/15/21 (e)(h)	1,485	1,374
9% 4/15/19 (h)	835	795
9.875% 8/15/19 (h)	980	978
Standard Pacific Corp. 8.375% 1/15/21	4,005	4,285
		19,376
Leisure Equipment & Products - 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (h)	625	639
Media - 0.9%
AMC Networks, Inc. 7.75% 7/15/21 (h)	340	374
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	890
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	3,485	3,834
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	630	662
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,134
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	503
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	1,972
5.5% 12/15/16	1,330	642
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20 (h)	585	550
7.625% 3/15/20 (h)	4,105	3,900
Comcast Corp.:
4.95% 6/15/16	1,742	1,962
5.15% 3/1/20	595	695
5.7% 5/15/18	10,139	11,913
6.4% 3/1/40	6,157	7,807
COX Communications, Inc. 4.625% 6/1/13	2,632	2,727
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,781
6.35% 6/1/40	3,224	3,934
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
DISH DBS Corp. 6.75% 6/1/21	$ 3,515	$ 3,620
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,173
Gray Television, Inc. 10.5% 6/29/15	990	1,015
Lamar Media Corp.:
5.875% 2/1/22 (h)	525	528
7.875% 4/15/18	1,400	1,505
National CineMedia LLC:
6% 4/15/22 (h)	2,600	2,594
7.875% 7/15/21	1,380	1,442
NBCUniversal Media LLC:
3.65% 4/30/15	4,663	4,966
5.15% 4/30/20	4,917	5,705
6.4% 4/30/40	4,249	5,230
News America Holdings, Inc. 7.75% 12/1/45	7,312	8,968
News America, Inc. 6.15% 2/15/41	7,234	8,315
Nexstar Broadcasting, Inc.:
7% 1/15/14	196	191
7% 1/15/14 pay-in-kind	6,023	5,872
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18	3,165	3,402
11.5% 5/1/16	1,947	2,200
11.625% 2/1/14	1,171	1,330
Radio One, Inc. 12.5% 5/24/16 pay-in-kind (m)	4,567	3,562
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	494
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,491
Time Warner Cable, Inc.:
5.4% 7/2/12	2,266	2,273
5.5% 9/1/41	11,225	12,087
5.85% 5/1/17	2,500	2,908
6.2% 7/1/13	2,154	2,274
6.75% 7/1/18	1,087	1,318
Time Warner, Inc.:
3.15% 7/15/15	362	382
5.375% 10/15/41	1,539	1,671
5.875% 11/15/16	3,112	3,661
6.2% 3/15/40	2,618	3,057
6.5% 11/15/36	2,633	3,133
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.5% 3/15/19 (h)	480	493
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	$ 1,250	$ 1,234
Videotron Ltd. 9.125% 4/15/18	5,565	6,080
		165,454
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	607
Claire's Stores, Inc. 9% 3/15/19 (h)	3,085	3,093
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,537
Sonic Automotive, Inc. 9% 3/15/18	1,000	1,080
Staples, Inc. 7.375% 10/1/12	757	773
		9,090
TOTAL CONSUMER DISCRETIONARY		290,395
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Beam, Inc.:
1.875% 5/15/17	1,113	1,115
3.25% 5/15/22	1,319	1,326
Diageo Capital PLC 5.2% 1/30/13	3,201	3,295
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	2,996
Fortune Brands, Inc.:
5.375% 1/15/16	1,682	1,881
5.875% 1/15/36	4,509	5,020
6.375% 6/15/14	446	491
SABMiller Holdings, Inc. 3.75% 1/15/22 (h)	4,522	4,795
		20,919
Food & Staples Retailing - 0.1%
Grifols, Inc. 8.25% 2/1/18	1,900	2,014
Rite Aid Corp.:
7.5% 3/1/17	12,125	12,004
9.25% 3/15/20 (h)	1,330	1,277
10.375% 7/15/16	5,420	5,691
		20,986
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (h)	417	499
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	6,539
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 6,561	$ 7,949
6.5% 2/9/40	1,124	1,436
6.75% 2/19/14	318	347
Post Holdings, Inc. 7.375% 2/15/22 (h)	1,280	1,302
		18,072
Personal Products - 0.0%
Prestige Brands, Inc. 8.125% 2/1/20 (h)	220	240
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	14,772	20,320
Reynolds American, Inc.:
6.75% 6/15/17	2,746	3,308
7.25% 6/15/37	6,101	7,693
		31,321
TOTAL CONSUMER STAPLES		91,538
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Atwood Oceanics, Inc. 6.5% 2/1/20	320	329
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,340	5,791
5.35% 3/15/20 (h)	5,028	5,631
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	5,488	5,712
5% 10/1/21	2,280	2,443
6.5% 4/1/20	1,008	1,167
Expro Finance Luxembourg SCA 8.5% 12/15/16 (h)	5,555	5,555
Gulfmark Offshore, Inc. 6.375% 3/15/22 (h)	365	368
Oil States International, Inc. 6.5% 6/1/19	1,420	1,466
Precision Drilling Corp.:
6.5% 12/15/21	315	317
6.625% 11/15/20	1,580	1,604
Pride International, Inc. 6.875% 8/15/20	1,355	1,716
Transocean, Inc.:
5.05% 12/15/16	3,719	4,062
6.375% 12/15/21	4,911	5,643
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13	$ 1,614	$ 1,687
5.15% 3/15/13	2,110	2,174
		45,665
Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,735	1,562
6.25% 6/1/21	1,675	1,499
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	752
6.375% 9/15/17	9,475	11,084
Apache Corp. 3.25% 4/15/22	3,411	3,557
ATP Oil & Gas Corp. 11.875% 5/1/15	5,655	2,997
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	635	641
9.375% 5/1/19	665	672
Canadian Natural Resources Ltd. 5.15% 2/1/13	1,519	1,563
Continental Resources, Inc. 5% 9/15/22 (h)	2,690	2,663
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	860	866
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,116
Duke Capital LLC 6.25% 2/15/13	589	608
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,224
6.45% 11/3/36 (h)	3,753	4,517
El Paso Natural Gas Co. 5.95% 4/15/17	867	977
Enbridge Energy Partners LP 4.2% 9/15/21	6,329	6,760
Encana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,898
Enterprise Products Operating LP:
5.6% 10/15/14	660	726
5.65% 4/1/13	410	424
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,715	1,732
Gulf South Pipeline Co. LP 5.75% 8/15/12 (h)	3,581	3,609
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	351
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (h)	1,325	1,361
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	$ 3,855	$ 3,672
6.5% 5/15/19 (h)	1,820	1,752
Magnum Hunter Resources Corp. 9.75% 5/15/20 (h)	2,455	2,381
Marathon Petroleum Corp. 5.125% 3/1/21	3,001	3,334
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,176
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	3,019
6.85% 1/15/40 (h)	2,906	3,723
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	1,995
Nexen, Inc.:
5.2% 3/10/15	842	898
5.875% 3/10/35	2,365	2,464
6.2% 7/30/19	825	975
6.4% 5/15/37	1,415	1,559
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	4,420	4,298
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (h)	1,025	1,025
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,126
5.375% 1/27/21	8,722	9,308
5.75% 1/20/20	6,953	7,574
7.875% 3/15/19	5,564	6,730
Petroleos Mexicanos:
4.875% 1/24/22 (h)	2,315	2,419
5.5% 1/21/21	5,342	5,876
6% 3/5/20	879	987
6.5% 6/2/41 (h)	7,225	8,056
Petroleum Development Corp. 12% 2/15/18	4,240	4,558
Phillips 66:
4.3% 4/1/22 (h)	5,053	5,267
5.875% 5/1/42 (h)	4,552	4,872
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	2,537	2,570
3.95% 9/15/15	137	147
4.25% 9/1/12	663	668
6.125% 1/15/17	1,880	2,192
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (h)	$ 2,588	$ 2,607
5.5% 9/30/14 (h)	3,880	4,181
5.832% 9/30/16 (h)	885	949
6.332% 9/30/27 (h)	5,710	6,493
6.75% 9/30/19 (h)	2,367	2,793
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,579
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,944
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	529
Spectra Energy Capital, LLC 5.65% 3/1/20	421	484
Spectra Energy Partners, LP:
2.95% 6/15/16	938	954
4.6% 6/15/21	1,227	1,321
Suncor Energy, Inc. 6.1% 6/1/18	7,256	8,651
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,922
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (h)	760	751
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,103
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	3,383	3,552
Western Gas Partners LP 5.375% 6/1/21	5,617	6,200
		209,793
TOTAL ENERGY		255,458
FINANCIALS - 3.9%
Capital Markets - 0.2%
BlackRock, Inc. 3.375% 6/1/22	4,835	4,899
Goldman Sachs Group, Inc.:
5.95% 1/18/18	3,697	3,863
6.15% 4/1/18	1,544	1,613
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,506
Lazard Group LLC:
6.85% 6/15/17	3,573	3,928
7.125% 5/15/15	1,276	1,389
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	4,229	4,064
6.4% 8/28/17	3,463	3,681
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
5.5% 7/28/21	$ 5,829	$ 5,462
5.625% 9/23/19	1,659	1,584
5.75% 1/25/21	2,009	1,895
7.3% 5/13/19	4,941	5,125
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	1,700	689
		45,698
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	7,585	7,725
BB&T Corp. 3.95% 3/22/22	6,213	6,504
CIT Group, Inc.:
4.75% 2/15/15 (h)	4,790	4,766
5.25% 3/15/18	3,215	3,167
5.375% 5/15/20	2,805	2,693
5.5% 2/15/19 (h)	5,285	5,140
7% 5/2/17 (h)	8,222	8,181
Credit Suisse New York Branch 6% 2/15/18	10,887	11,579
Discover Bank:
7% 4/15/20	2,816	3,294
8.7% 11/18/19	1,651	2,108
Fifth Third Bancorp:
4.5% 6/1/18	418	444
8.25% 3/1/38	3,116	4,412
Fifth Third Bank 4.75% 2/1/15	680	724
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)	3,315	3,249
HBOS PLC 6.75% 5/21/18 (h)	408	374
HSBC Holdings PLC 4% 3/30/22	4,891	4,982
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,612
JPMorgan Chase Bank 6% 10/1/17	1,942	2,160
KeyBank NA:
5.45% 3/3/16	1,877	2,080
5.8% 7/1/14	4,250	4,584
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,608
5% 1/17/17	6,619	7,176
5.25% 9/4/12	1,524	1,539
Regions Bank:
6.45% 6/26/37	5,362	5,268
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Bank: - continued
7.5% 5/15/18	$ 2,851	$ 3,193
Regions Financial Corp.:
0.6437% 6/26/12 (m)	461	461
5.75% 6/15/15	996	1,046
7.75% 11/10/14	4,550	4,948
UnionBanCal Corp. 5.25% 12/16/13	614	647
Wachovia Bank NA 4.875% 2/1/15	1,305	1,389
Wachovia Corp.:
5.625% 10/15/16	3,151	3,533
5.75% 6/15/17	1,728	2,005
Wells Fargo & Co.:
3.5% 3/8/22	17,000	17,267
3.625% 4/15/15	3,029	3,218
3.676% 6/15/16	2,210	2,344
		136,420
Consumer Finance - 0.7%
Ally Financial, Inc.:
5.5% 2/15/17	2,125	2,120
6.25% 12/1/17	1,800	1,845
Capital One Financial Corp. 2.15% 3/23/15	16,867	16,941
Discover Financial Services:
5.2% 4/27/22	1,155	1,227
6.45% 6/12/17	9,507	10,824
Ford Motor Credit Co. LLC:
4.25% 2/3/17	8,050	8,581
5.75% 2/1/21	4,470	5,057
5.875% 8/2/21	4,160	4,725
8.125% 1/15/20	5,000	6,350
General Electric Capital Corp. 5.625% 9/15/17	17,812	20,356
General Motors Acceptance Corp. 8% 11/1/31	2,400	2,682
GMAC LLC:
6.75% 12/1/14	2,355	2,437
8% 12/31/18	5,795	6,259
8% 11/1/31	19,161	21,604
HSBC Finance Corp. 5.9% 6/19/12	789	790
HSBC USA, Inc. 2.375% 2/13/15	6,639	6,661
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
8% 3/25/20	$ 510	$ 523
8.45% 6/15/18	2,250	2,374
		121,356
Diversified Financial Services - 0.9%
Bank of America Corp.:
3.875% 3/22/17	6,857	6,837
5.65% 5/1/18	3,745	3,903
5.7% 1/24/22	10,579	11,247
5.75% 12/1/17	6,120	6,370
5.875% 2/7/42	6,365	6,516
7.375% 5/15/14	26	28
BP Capital Markets PLC:
3.625% 5/8/14	3,296	3,450
4.5% 10/1/20	888	993
4.742% 3/11/21	4,210	4,792
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,362
Capital One Capital V 10.25% 8/15/39	4,185	4,331
CEVA Group PLC 8.375% 12/1/17 (h)	6,295	6,138
Citigroup, Inc.:
3.953% 6/15/16	5,674	5,767
4.75% 5/19/15	9,415	9,810
6.125% 5/15/18	1,423	1,549
6.5% 8/19/13	14,217	14,925
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)	1,540	1,579
9.375% 5/1/20 (h)	10,740	10,955
General Motors Financial Co., Inc. 6.75% 6/1/18	6,765	7,205
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16	7,625	8,006
JPMorgan Chase & Co.:
3.15% 7/5/16	7,615	7,767
4.35% 8/15/21	6,611	6,906
4.5% 1/24/22	9,908	10,578
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	879
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,023
Offshore Group Investment Ltd. 11.5% 8/1/15	5,745	6,147
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TECO Finance, Inc.:
4% 3/15/16	$ 1,242	$ 1,334
5.15% 3/15/20	1,894	2,179
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (h)(m)	810	840
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,080
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(m)	7,373	5,115
WM Finance Corp. 9.5% 6/15/16 (h)	515	548
ZFS Finance USA Trust IV 5.875% 5/9/62 (h)(m)	961	960
		172,119
Insurance - 0.6%
American International Group, Inc.:
3.8% 3/22/17	11,330	11,502
4.875% 9/15/16	3,956	4,173
Aon Corp.:
3.125% 5/27/16	3,111	3,234
3.5% 9/30/15	2,415	2,525
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	351
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	1,792	1,808
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(m)	1,381	1,374
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	9,707	9,898
5.375% 3/15/17	265	282
6.625% 4/15/42	8,421	8,778
HUB International Holdings, Inc. 9% 12/15/14 (h)	3,710	3,747
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	6,063	6,253
6.5% 3/15/35 (h)	1,064	1,130
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,209	3,545
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,341
MetLife, Inc.:
5% 6/15/15	686	753
6.75% 6/1/16	3,874	4,560
Metropolitan Life Global Funding I:
5.125% 4/10/13 (h)	329	341
5.125% 6/10/14 (h)	3,462	3,727
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Monumental Global Funding III 5.5% 4/22/13 (h)	$ 2,041	$ 2,114
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,504
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	2,499	3,253
Pacific LifeCorp 6% 2/10/20 (h)	4,423	4,935
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,616
4.5% 11/16/21	3,195	3,376
5.15% 1/15/13	2,369	2,428
6.2% 11/15/40	2,076	2,310
7.375% 6/15/19	1,880	2,295
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	4,801
Unum Group:
5.625% 9/15/20	2,719	2,973
7.125% 9/30/16	803	922
USI Holdings Corp. 4.3419% 11/15/14 (h)(m)	2,920	2,665
		110,514
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,614	1,662
AvalonBay Communities, Inc. 4.95% 3/15/13	216	222
Boston Properties, Inc. 3.85% 2/1/23 (j)	3,642	3,634
BRE Properties, Inc. 5.5% 3/15/17	903	1,001
Camden Property Trust:
5.375% 12/15/13	2,150	2,265
5.875% 11/30/12	395	404
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,456	4,595
5.375% 10/15/12	2,926	2,945
7.5% 4/1/17	3,456	3,970
Duke Realty LP:
4.625% 5/15/13	741	759
5.875% 8/15/12	71	72
Equity One, Inc.:
5.375% 10/15/15	672	715
6% 9/15/17	522	570
6.25% 12/15/14	924	994
6.25% 1/15/17	291	316
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 257	$ 270
5.9% 4/1/20	1,287	1,467
6% 7/15/12	2,719	2,732
6.2% 1/15/17	365	412
Health Care REIT, Inc. 4.125% 4/1/19	11,300	11,500
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,295
6.25% 6/15/17	726	780
6.65% 1/15/18	490	532
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (h)	3,200	3,168
6.75% 10/15/22	1,885	1,993
Washington (REIT) 5.25% 1/15/14	440	458
		48,731
Real Estate Management & Development - 0.5%
AMB Property LP 5.9% 8/15/13	1,520	1,579
BioMed Realty LP:
3.85% 4/15/16	5,000	5,129
6.125% 4/15/20	1,703	1,945
Brandywine Operating Partnership LP 5.7% 5/1/17	119	127
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	954
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,589
5.25% 3/15/21	2,876	3,069
Duke Realty LP:
5.4% 8/15/14	596	633
5.5% 3/1/16	2,930	3,173
6.75% 3/15/20	517	614
8.25% 8/15/19	1,710	2,122
ERP Operating LP:
4.625% 12/15/21	10,720	11,695
4.75% 7/15/20	3,638	4,022
5.5% 10/1/12	279	283
5.75% 6/15/17	1,446	1,673
Liberty Property LP:
4.75% 10/1/20	5,547	5,904
5.125% 3/2/15	951	1,012
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 1,396	$ 1,540
Mack-Cali Realty LP:
4.5% 4/18/22	1,598	1,660
7.75% 8/15/19	957	1,175
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,330
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,703	1,740
5.5% 1/15/14 (h)	644	658
5.7% 4/15/17 (h)	1,572	1,622
Realogy Corp.:
7.625% 1/15/20 (h)	1,185	1,209
7.875% 2/15/19 (h)	1,885	1,786
9% 1/15/20 (h)	1,170	1,170
11.5% 4/15/17	4,960	4,377
Regency Centers LP:
4.95% 4/15/14	360	375
5.25% 8/1/15	1,257	1,347
5.875% 6/15/17	639	720
Simon Property Group LP:
2.15% 9/15/17	9,091	9,063
2.8% 1/30/17	1,223	1,259
4.125% 12/1/21	3,422	3,717
4.2% 2/1/15	1,785	1,903
6.75% 5/15/14	4,302	4,690
Tanger Properties LP:
6.125% 6/1/20	6,753	7,791
6.15% 11/15/15	873	971
		97,626
TOTAL FINANCIALS		732,464
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	14,179	14,667
Celgene Corp. 2.45% 10/15/15	838	857
		15,524
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75% 2/15/19	$ 1,235	$ 1,277
7.75% 2/15/19 (h)	1,710	1,768
Teleflex, Inc. 6.875% 6/1/19	1,665	1,752
		4,797
Health Care Providers & Services - 0.6%
Aristotle Holding, Inc.:
4.75% 11/15/21 (h)	9,101	10,040
6.125% 11/15/41 (h)	4,534	5,495
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,181
6.3% 8/15/14	2,132	2,327
DaVita, Inc. 6.625% 11/1/20	1,555	1,567
Express Scripts, Inc.:
3.125% 5/15/16	4,847	5,051
6.25% 6/15/14	1,491	1,632
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	665	693
HCA Holdings, Inc. 7.75% 5/15/21	13,495	13,900
HCA, Inc.:
5.875% 3/15/22	5,645	5,617
6.5% 2/15/20	10,450	10,999
7.5% 2/15/22	3,250	3,421
7.875% 2/15/20	4,825	5,289
9.875% 2/15/17	551	601
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	6,465	6,109
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,659
4.125% 9/15/20	3,728	4,019
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,554
Rotech Healthcare, Inc. 10.5% 3/15/18	960	518
Rural/Metro Corp. 10.125% 7/15/19 (h)	995	915
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	655	694
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(m)	4,790	4,778
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.:
8.875% 7/1/19	$ 4,610	$ 5,106
9.875% 7/1/14	4,690	5,100
10% 5/1/18	5,002	5,677
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	1,495	1,454
7.75% 2/1/19 (h)	3,155	3,068
Vanguard Health Systems, Inc. 0% 2/1/16	97	67
		110,531
Health Care Technology - 0.0%
Emdeon, Inc. 11% 12/31/19 (h)	1,760	1,954
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	984	1,049
TOTAL HEALTH CARE		133,855
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	824
6.375% 6/1/19 (h)	3,650	4,303
United Technologies Corp.:
3.1% 6/1/22	5,651	5,873
4.5% 6/1/42	5,651	6,073
		17,073
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	60	61
9.798% 4/1/21	3,056	3,292
6.648% 3/15/19	2,077	2,205
6.9% 7/2/19	638	681
7.339% 4/19/14	894	903
Delta Air Lines, Inc. 9.5% 9/15/14 (h)	770	809
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,325	1,378
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates: - continued
8.36% 1/20/19	$ 1,071	$ 1,125
United Air Lines, Inc. 9.875% 8/1/13 (h)	888	915
		11,369
Building Products - 0.0%
HD Supply, Inc.:
8.125% 4/15/19 (h)	2,870	3,006
11% 4/15/20 (h)	3,050	3,180
USG Corp. 7.875% 3/30/20 (h)	905	919
		7,105
Commercial Services & Supplies - 0.3%
ADS Tactical, Inc. 11% 4/1/18 (h)	270	271
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(m)	2,045	2,091
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,086
Covanta Holding Corp.:
6.375% 10/1/22	1,290	1,325
7.25% 12/1/20	1,920	2,084
International Lease Finance Corp.:
4.875% 4/1/15	1,580	1,556
5.625% 9/20/13	5,290	5,328
5.65% 6/1/14	4,439	4,494
5.75% 5/15/16	1,840	1,840
5.875% 5/1/13	3,460	3,512
5.875% 4/1/19	4,700	4,653
6.25% 5/15/19	3,035	3,035
6.625% 11/15/13	8,252	8,438
7.125% 9/1/18 (h)	7,560	8,297
8.25% 12/15/20	3,190	3,557
8.625% 9/15/15	4,640	5,058
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,128
		57,753
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	714
Industrial Conglomerates - 0.0%
Sequa Corp. 11.75% 12/1/15 (h)	1,060	1,125
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	$ 920	$ 966
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	973
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,535
8.875% 11/1/17	1,420	1,448
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	455
		4,411
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC:
3.05% 3/15/22	10,799	10,960
4.4% 3/15/42	10,410	10,466
5.05% 3/1/41	7,178	7,976
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	965	975
Norfolk Southern Corp. 3% 4/1/22	11,347	11,555
Swift Services Holdings, Inc. 10% 11/15/18	1,715	1,835
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	1,918
		45,685
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
7.625% 4/15/20 (h)	845	862
9.75% 8/1/18	790	861
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (m)	6,686	6,937
		8,660
TOTAL INDUSTRIALS		154,861
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (h)	2,295	2,048
10.125% 11/1/15 pay-in-kind (m)	4,428	3,675
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	7,709
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 12,541	$ 8,622
6.5% 1/15/28	1,110	758
		22,812
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	3,895	3,583
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,160
6% 10/1/12	3,594	3,656
6.55% 10/1/17	815	978
		11,377
IT Services - 0.1%
Audatex North America, Inc.:
6.75% 6/15/18 (h)	1,565	1,612
6.75% 6/15/18 (h)	1,555	1,602
Ceridian Corp. 11.25% 11/15/15	2,730	2,484
First Data Corp. 7.375% 6/15/19 (h)	4,380	4,380
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	12,633
		22,711
Office Electronics - 0.0%
Xerox Corp.:
1.8737% 9/13/13 (m)	8,470	8,530
4.25% 2/15/15	503	534
4.5% 5/15/21	2,031	2,096
		11,160
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	6,887	7,421
NXP BV/NXP Funding LLC:
3.2167% 10/15/13 (m)	85	85
9.75% 8/1/18 (h)	1,480	1,669
Spansion LLC:
7.875% 11/15/17	1,150	1,104
11.25% 1/15/16 (d)(h)	905	50
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,506
		12,835
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Lawson Software, Inc. 9.375% 4/1/19 (h)	$ 755	$ 774
TOTAL INFORMATION TECHNOLOGY		81,669
MATERIALS - 0.5%
Chemicals - 0.1%
Dow Chemical Co.:
4.125% 11/15/21	5,119	5,377
4.25% 11/15/20	2,780	2,958
5.25% 11/15/41	1,847	1,992
7.6% 5/15/14	7,168	8,011
INEOS Finance PLC 7.5% 5/1/20 (h)	995	985
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	3,470	3,123
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	1,175	1,201
		23,647
Construction Materials - 0.0%
CEMEX SA de CV 5.4697% 9/30/15 (h)(m)	2,815	2,336
CRH America, Inc. 6% 9/30/16	1,699	1,871
		4,207
Containers & Packaging - 0.0%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,738	1,564
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	211
9.125% 10/15/20 (h)	65	67
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (h)	690	700
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,162
Owens-Illinois, Inc. 7.8% 5/15/18	350	388
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	2,340	2,381
Sappi Papier Holding AG 6.625% 4/15/21 (h)	375	353
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	1,165	1,153
		8,979
Metals & Mining - 0.3%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,341
Aperam:
7.375% 4/1/16 (h)	460	423
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Aperam: - continued
7.75% 4/1/18 (h)	$ 375	$ 338
ArcelorMittal SA 3.75% 3/1/16	510	507
Boart Longyear Management Pty Ltd. 7% 4/1/21 (h)	830	859
Calcipar SA 6.875% 5/1/18 (h)	720	720
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (h)	5,672	5,921
6.375% 11/30/12 (h)	1,179	1,206
Edgen Murray Corp. 12.25% 1/15/15	7,385	7,477
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,690
6.375% 2/1/16 (h)	8,300	8,113
6.875% 4/1/22 (h)	1,770	1,695
JMC Steel Group, Inc. 8.25% 3/15/18 (h)	655	662
MRC Global, Inc. 9.5% 12/15/16	4,520	4,836
New Gold, Inc. 7% 4/15/20 (h)	345	353
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,388
Severstal Columbus LLC 10.25% 2/15/18	2,070	2,174
Vale Overseas Ltd.:
4.375% 1/11/22	5,000	5,002
6.25% 1/23/17	2,152	2,426
		47,131
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	5,290	5,991
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (h)	2,345	2,345
11.75% 1/15/19 (h)	2,615	1,987
		10,323
TOTAL MATERIALS		94,287
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
6.3% 1/15/38	5,000	6,204
6.8% 5/15/36	8,428	10,916
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,670
Broadview Networks Holdings, Inc. 11.375% 9/1/12	3,815	2,976
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
6.15% 9/15/19	$ 2,344	$ 2,460
6.45% 6/15/21	3,391	3,515
7.6% 9/15/39	707	674
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	2,617	2,283
Eileme 1 AB 14.25% 8/15/20 (h)	1,995	1,830
Eileme 2 AB 11.625% 1/31/20 (h)	2,095	2,043
Embarq Corp. 7.995% 6/1/36	2,621	2,691
Intelsat Ltd. 11.25% 6/15/16	3,590	3,747
Sprint Capital Corp. 6.9% 5/1/19	14,150	12,311
Telefonica Emisiones SAU:
5.134% 4/27/20	713	631
5.462% 2/16/21	3,562	3,184
6.421% 6/20/16	684	672
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,321
6.25% 4/1/37	3,729	4,740
Wind Acquisition Finance SA:
7.25% 2/15/18 (h)	1,860	1,590
7.25% 2/15/18 (h)	2,780	2,405
11.75% 7/15/17 (h)	2,280	1,938
		70,801
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
2.375% 9/8/16	7,602	7,674
3.625% 3/30/15	999	1,059
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,475	3,882
Crown Castle International Corp. 9% 1/15/15	2,955	3,214
Digicel Group Ltd.:
7% 2/15/20 (h)	275	265
8.875% 1/15/15 (h)	6,915	6,811
12% 4/1/14 (h)	3,990	4,419
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	2,472	2,469
5.875% 10/1/19	6,223	7,183
6.35% 3/15/40	1,699	1,949
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Jackson Holdings SA:
7.25% 4/1/19	$ 7,260	$ 7,251
7.5% 4/1/21	5,500	5,500
9.5% 6/15/16	4,745	4,906
Nextel Communications, Inc.:
5.95% 3/15/14	285	284
6.875% 10/31/13	7,590	7,590
NII Capital Corp. 7.625% 4/1/21	2,609	2,179
Sprint Nextel Corp. 9% 11/15/18 (h)	6,595	7,123
Vodafone Group PLC 5% 12/16/13	2,129	2,261
		76,019
TOTAL TELECOMMUNICATION SERVICES		146,820
UTILITIES - 1.1%
Electric Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	243	285
AmerenUE 6.4% 6/15/17	2,769	3,355
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	4,049
Duke Capital LLC 5.668% 8/15/14	1,905	2,063
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,820	4,270
6.4% 9/15/20 (h)	7,884	8,958
Edison International 3.75% 9/15/17	3,169	3,354
Edison Mission Energy 7% 5/15/17	510	273
Enel Finance International SA 5.7% 1/15/13 (h)	282	287
FirstEnergy Corp. 7.375% 11/15/31	6,718	8,572
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,355
6.05% 8/15/21	4,871	5,446
InterGen NV 9% 6/30/17 (h)	3,690	3,708
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	3,982
LG&E and KU Energy LLC:
2.125% 11/15/15	3,576	3,579
3.75% 11/15/20	704	734
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	5,724
9.125% 5/1/31	1,745	1,475
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18	$ 5,100	$ 6,280
6.5% 8/1/18	531	658
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16	3,645	3,991
Pacific Gas & Electric Co. 3.25% 9/15/21	878	928
Pennsylvania Electric Co. 6.05% 9/1/17	450	518
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,460
Progress Energy, Inc. 6% 12/1/39	3,060	3,838
Sierra Pacific Power Co. 5.45% 9/1/13	527	555
Tampa Electric Co. 4.1% 6/15/42	982	979
		82,676
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	813
7% 5/20/22	1,785	1,749
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	300
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,660	1,783
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	945
		5,590
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18 (h)	1,655	1,680
Calpine Corp. 7.875% 1/15/23 (h)	12,985	13,732
Energy Future Holdings Corp. 10% 1/15/20	8,915	9,561
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,420
11% 10/1/21	6,978	6,769
11.75% 3/1/22 (h)	20,920	21,338
GenOn Energy, Inc.:
9.5% 10/15/18	520	484
9.875% 10/15/20	1,743	1,612
PSEG Power LLC 2.75% 9/15/16	1,379	1,426
The AES Corp.:
7.375% 7/1/21 (h)	1,580	1,706
7.75% 10/15/15	4,660	5,173
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
TXU Corp.:
6.5% 11/15/24	$ 3,915	$ 1,820
6.55% 11/15/34	2,965	1,319
		70,040
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,418
Dominion Resources, Inc.:
2.7697% 9/30/66 (m)	13,469	11,980
7.5% 6/30/66 (m)	1,102	1,168
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,521	2,563
6.5% 9/15/37	1,418	1,897
National Grid PLC 6.3% 8/1/16	376	436
NiSource Finance Corp.:
4.45% 12/1/21	2,313	2,444
5.25% 9/15/17	497	556
5.4% 7/15/14	1,249	1,354
5.45% 9/15/20	598	680
5.8% 2/1/42	3,125	3,560
5.95% 6/15/41	5,667	6,579
6.4% 3/15/18	1,230	1,449
6.8% 1/15/19	2,710	3,274
Sempra Energy 2.3% 4/1/17	5,903	6,063
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	2,776	2,845
		49,266
TOTAL UTILITIES		207,572
TOTAL NONCONVERTIBLE BONDS		2,188,919
TOTAL CORPORATE BONDS (Cost $2,099,056)		2,225,814
U.S. Government and Government Agency Obligations - 7.6%

U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority 3.875% 2/15/21	28,100	32,773
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 55,758	$ 59,906
2.125% 2/15/40	15,778	22,880
2.125% 2/15/41	18,751	27,333
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		110,119
U.S. Treasury Obligations - 6.8%
U.S. Treasury Bonds:
3% 5/15/42	35,819	38,393
3.125% 11/15/41	25,387	27,878
3.125% 2/15/42	62,004	68,069
4.375% 5/15/41	105,786	144,266
U.S. Treasury Notes:
0.375% 4/15/15	413,934	414,290
0.625% 7/15/14 (k)	96,505	97,176
0.875% 4/30/17	485,652	491,002
TOTAL U.S. TREASURY OBLIGATIONS		1,281,074
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,343,986)		1,423,966
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 2.0%
2.303% 6/1/36 (m)	147	157
2.633% 7/1/37 (m)	448	480
3% 10/1/26 to 6/1/27	16,953	17,766
3% 2/1/27	947	992
3% 6/1/27 (j)	10,200	10,681
3% 6/1/27 (j)	1,900	1,990
3.5% 1/1/26 to 5/1/42	14,174	14,946
3.5% 6/1/42 (j)	9,500	9,978
3.5% 6/1/42 (j)	6,000	6,302
3.5% 6/1/42 (j)	6,000	6,302
3.5% 6/1/42 (j)	2,000	2,101
4% 4/1/24 to 4/1/42	55,071	59,063
4% 9/1/41	162	174
4% 10/1/41	5,601	6,021
4% 6/1/42 (j)	9,000	9,588
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 7/1/42 (j)	$ 9,000	$ 9,568
4.5% 6/1/18 to 9/1/41	52,823	57,175
4.5% 6/13/42 (j)	4,000	4,292
4.5% 6/13/42 (j)	4,000	4,292
4.5% 6/13/42 (j)	4,600	4,936
5% 12/1/25 to 5/1/40	33,432	36,293
5.5% 6/1/33 to 3/1/40	54,486	59,646
6% 6/1/35 to 4/1/40	44,811	49,435
TOTAL FANNIE MAE		372,178
Freddie Mac - 0.9%
3.342% 10/1/35 (m)	208	223
3.5% 4/1/32 to 4/1/42	9,109	9,621
4% 6/1/24 to 4/1/42	21,882	23,414
4% 6/1/42 (j)	18,000	19,108
4.5% 5/1/39 to 10/1/41	47,818	51,441
4.5% 6/1/42 (j)	9,200	9,827
5% 3/1/19 to 12/1/40	29,516	31,869
5.5% 5/1/27 to 1/1/40	16,738	18,177
6% 7/1/37 to 8/1/37	1,063	1,171
6.5% 3/1/36	3,470	3,923
TOTAL FREDDIE MAC		168,774
Ginnie Mae - 0.6%
3.5% 11/15/41 to 3/15/42	13,183	14,096
4% 1/15/25 to 12/15/41	21,075	22,983
4.5% 5/15/39 to 4/15/41	43,178	47,538
5% 3/15/39 to 9/15/41	22,165	24,651
5.5% 12/15/38 to 9/15/39	1,915	2,131
6% 2/15/34 to 9/20/38	9,985	11,230
TOTAL GINNIE MAE		122,629
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $650,978)		663,581
Asset-Backed Securities - 0.6%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (m)	$ 837	$ 442
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (m)	305	249
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (m)	75	73
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (m)	472	5
Ally Auto Receivables Trust Series 2012-2 Class A3, 0.74% 4/15/16	15,680	15,667
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	4,540	4,621
Series 2011-3 Class A2, 1.81% 5/15/16	4,060	4,113
Series 2012-2 Class A, 0.7413% 3/15/16 (m)	14,120	14,120
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A3, 1.05% 10/11/16	3,480	3,478
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (m)	61	47
Series 2004-R2 Class M3, 0.7888% 4/25/34 (m)	101	30
Series 2005-R2 Class M1, 0.6888% 4/25/35 (m)	1,567	1,384
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (m)	36	26
Series 2004-W11 Class M2, 0.9388% 11/25/34 (m)	426	301
Series 2004-W7 Class M1, 0.7888% 5/25/34 (m)	1,108	794
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (m)	999	237
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0638% 4/25/34 (m)	1,844	1,418
Series 2006-HE2 Class M1, 0.6088% 3/25/36 (m)	63	1
Axon Financial Funding Ltd. Series 2007-1 Class A1, 1.0682% 4/4/17 (d)(h)(m)	4,820	0
Capital Auto Receivables Asset Trust Series 2008-2 Class B, 6.46% 12/15/14 (h)	2,500	2,583
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6898% 7/20/39 (h)(m)	97	77
Class B, 0.9898% 7/20/39 (h)(m)	200	88
Class C, 1.3398% 7/20/39 (h)(m)	258	5
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (m)	1,368	495
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,339
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.5088% 10/25/35 (m)	625	619
Countrywide Asset-Backed Certificates Trust:
Series 2007-4 Class A1A, 0.3588% 9/25/37 (m)	141	138
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust: - continued
Series 2007-5 Class 2A1, 0.3388% 9/25/47 (m)	$ 314	$ 313
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2088% 4/25/34 (m)	121	44
Series 2004-4 Class M2, 1.0338% 6/25/34 (m)	446	201
Series 2005-3 Class MV1, 0.6588% 8/25/35 (m)	11	11
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (m)	30	18
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4138% 8/25/34 (m)	221	109
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0638% 3/25/34 (m)	17	8
Series 2006-FF14 Class A2, 0.2988% 10/25/36 (m)	445	438
Ford Credit Auto Owner Trust Series 2012-B Class A4, 1.43% 9/15/17	13,610	13,628
Ford Credit Automobile Lease Trust Series 2012-A Class A4, 1.03% 4/15/15	7,710	7,705
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	4,990	5,026
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9738% 1/25/35 (m)	720	223
Class M4, 1.2588% 1/25/35 (m)	276	41
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8469% 2/25/47 (h)(m)	2,160	756
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	553	531
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (h)(m)	160	150
Series 2006-2A:
Class A, 0.4188% 11/15/34 (h)(m)	1,068	927
Class B, 0.5188% 11/15/34 (h)(m)	386	266
Class C, 0.6188% 11/15/34 (h)(m)	641	364
Class D, 0.9888% 11/15/34 (h)(m)	244	75
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7888% 9/25/46 (h)(m)	1,082	1,025
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (m)	267	180
Series 2003-3 Class M1, 1.5288% 8/25/33 (m)	519	369
Series 2003-5 Class A2, 0.9388% 12/25/33 (m)	25	20
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (m)	145	144
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (m)	1,137	396
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Hyundai Automobile Receivables Trust Series 2012-A Class A4, 1.27% 12/15/16	$ 8,170	$ 8,176
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5388% 7/25/36 (m)	2,497	50
Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (m)	1,136	1,033
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (m)	423	376
Series 2006-A Class 2C, 1.6232% 3/27/42 (m)	2,016	95
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	7	7
Class C, 5.691% 10/20/28 (h)	3	3
Class D, 6.01% 10/20/28 (h)	37	37
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (m)	596	8
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (m)	114	69
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (m)	379	280
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (m)	1,196	911
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (m)	2,074	1,476
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (m)	44	32
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (m)	303	190
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (m)	316	38
Series 2007-HE2 Class M1, 0.4888% 1/25/37 (m)	544	1
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)	1,137	51
Series 2006-4 Class D, 1.3388% 5/25/32 (m)	1,544	2
Series 2007-2 Class AIO, 6.7% 7/25/12 (o)	743	7
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (m)	1,083	462
Ocala Funding LLC:
Series 2005-1A Class A, 1.7398% 3/20/10 (d)(h)(m)	429	0
Series 2006-1A Class A, 1.6398% 3/20/11 (d)(h)(m)	892	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (m)	4	4
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (m)	48	47
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (m)	405	171
Class M4, 1.6888% 9/25/34 (m)	519	109
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1 Class M4, 1.0688% 1/25/36 (m)	$ 1,120	$ 552
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (m)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0338% 3/25/35 (m)	994	728
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (h)(m)	353	344
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (m)	965	357
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9638% 9/25/34 (m)	48	16
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	365	375
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (m)	22	16
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0292% 4/6/42 (h)(m)	1,506	19
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2657% 10/25/44 (h)(m)	1,358	788
TOTAL ASSET-BACKED SECURITIES (Cost $111,758)		110,151
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9269% 10/25/36 (h)(m)(o)	27,844	1,105
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7988% 1/25/35 (m)	1,405	1,114
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,019	409
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (h)(m)	8	8
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (m)	1,015	916
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3798% 12/20/54 (h)(m)	$ 5,893	$ 5,620
Series 2006-3 Class M2, 0.5198% 12/20/54 (m)	4,540	3,382
Series 2006-4:
Class B1, 0.4198% 12/20/54 (m)	3,154	2,649
Class M1, 0.5798% 12/20/54 (m)	829	618
Series 2007-1:
Class 1B1, 0.3798% 12/20/54 (m)	3,856	3,239
Class 1M1, 0.5398% 12/20/54 (m)	1,114	830
Class 2M1, 0.7398% 12/20/54 (m)	1,431	1,066
Series 2007-2 Class 2C1, 1.0988% 12/17/54 (m)	1,981	1,149
sequential payer Series 2006-3 Class B2, 0.4098% 12/20/54 (m)	4,550	3,822
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9157% 1/20/44 (m)	326	230
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (m)	1,488	1,547
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.7693% 8/25/36 (m)	1,675	1,262
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	463
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (m)	605	375
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (m)	1,060	712
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5288% 7/25/35 (m)	1,471	1,159
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (h)(m)	870	707
Class B6, 3.0888% 7/10/35 (h)(m)	185	149
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (h)(m)	184	173
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	44
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (m)	27	19
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3146% 4/25/33 (m)	$ 273	$ 250
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (m)	2,485	1,983
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,033)		35,000
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp. Series 1997-D5:
Class A3, 7.2034% 2/14/43 (m)	246	246
Class A6, 7.5234% 2/14/43 (m)	1,067	1,074
Class PS1, 1.4221% 2/14/43 (m)(o)	1,410	18
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (m)	819	864
Series 2006-5:
Class A2, 5.317% 9/10/47	2,896	2,898
Class A3, 5.39% 9/10/47	1,272	1,332
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,945
Series 2007-4 Class A3, 5.9835% 2/10/51 (m)	910	948
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	41
Series 2007-3:
Class A3, 5.8366% 6/10/49 (m)	1,523	1,560
Class A4, 5.8366% 6/10/49 (m)	1,901	2,118
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,240
Series 2004-2:
Class A3, 4.05% 11/10/38	111	112
Class A4, 4.153% 11/10/38	1,157	1,187
Series 2005-1 Class A3, 4.877% 11/10/42	344	343
Series 2007-1 Class A2, 5.381% 1/15/49	489	489
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	509
Series 2001-PB1 Class K, 6.15% 5/11/35 (h)	161	161
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)	2,833	2,960
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (h)(m)	392	384
Class D, 0.5988% 3/15/22 (h)(m)	397	386
Class E, 0.6388% 3/15/22 (h)(m)	328	319
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.7088% 3/15/22 (h)(m)	$ 467	$ 453
Class G, 0.7688% 3/15/22 (h)(m)	303	285
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (h)(m)	397	389
Class E, 0.4788% 10/15/19 (h)(m)	663	633
Class F, 0.5488% 10/15/19 (h)(m)	1,987	1,888
Class G, 0.5688% 10/15/19 (h)(m)	935	878
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0888% 12/25/33 (h)(m)	47	34
Series 2004-1:
Class A, 0.5988% 4/25/34 (h)(m)	817	674
Class B, 2.1388% 4/25/34 (h)(m)	92	53
Class M1, 0.7988% 4/25/34 (h)(m)	74	52
Class M2, 1.4388% 4/25/34 (h)(m)	68	48
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (h)(m)	1,091	753
Class M1, 0.6688% 8/25/35 (h)(m)	59	31
Class M2, 0.7188% 8/25/35 (h)(m)	98	44
Class M3, 0.7388% 8/25/35 (h)(m)	54	21
Series 2005-3A:
Class A2, 0.6388% 11/25/35 (h)(m)	392	247
Class M1, 0.6788% 11/25/35 (h)(m)	51	29
Class M2, 0.7288% 11/25/35 (h)(m)	65	35
Class M3, 0.7488% 11/25/35 (h)(m)	58	30
Class M4, 0.8388% 11/25/35 (h)(m)	73	35
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (h)(m)	982	682
Class B1, 1.6388% 1/25/36 (h)(m)	85	12
Class M1, 0.6888% 1/25/36 (h)(m)	317	139
Class M2, 0.7088% 1/25/36 (h)(m)	95	37
Class M3, 0.7388% 1/25/36 (h)(m)	139	49
Class M4, 0.8488% 1/25/36 (h)(m)	77	24
Class M5, 0.8888% 1/25/36 (h)(m)	77	21
Class M6, 0.9388% 1/25/36 (h)(m)	82	15
Series 2006-1:
Class A2, 0.5988% 4/25/36 (h)(m)	154	99
Class M1, 0.6188% 4/25/36 (h)(m)	55	32
Class M2, 0.6388% 4/25/36 (h)(m)	58	32
Class M3, 0.6588% 4/25/36 (h)(m)	50	25
Class M4, 0.7588% 4/25/36 (h)(m)	28	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2006-1:
Class M5, 0.7988% 4/25/36 (h)(m)	$ 27	$ 11
Class M6, 0.8788% 4/25/36 (h)(m)	55	21
Series 2006-2A:
Class A1, 0.4688% 7/25/36 (h)(m)	2,294	1,549
Class A2, 0.5188% 7/25/36 (h)(m)	136	90
Class B1, 1.1088% 7/25/36 (h)(m)	51	5
Class B3, 2.9388% 7/25/36 (h)(m)	63	2
Class M1, 0.5488% 7/25/36 (h)(m)	143	58
Class M2, 0.5688% 7/25/36 (h)(m)	101	36
Class M3, 0.5888% 7/25/36 (h)(m)	84	26
Class M4, 0.6588% 7/25/36 (h)(m)	56	15
Class M5, 0.7088% 7/25/36 (h)(m)	69	12
Class M6, 0.7788% 7/25/36 (h)(m)	104	13
Series 2006-3A:
Class B1, 1.0388% 10/25/36 (h)(m)	40	0*
Class M4, 0.6688% 10/25/36 (h)(m)	112	9
Class M5, 0.7188% 10/25/36 (h)(m)	134	8
Class M6, 0.7988% 10/25/36 (h)(m)	262	8
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (h)(m)	571	369
Class A2, 0.5088% 12/25/36 (h)(m)	2,792	1,233
Class B1, 0.9388% 12/25/36 (h)(m)	89	3
Class B2, 1.4888% 12/25/36 (h)(m)	36	1
Class M1, 0.5288% 12/25/36 (h)(m)	186	51
Class M2, 0.5488% 12/25/36 (h)(m)	124	24
Class M3, 0.5788% 12/25/36 (h)(m)	126	17
Class M4, 0.6388% 12/25/36 (h)(m)	150	17
Class M5, 0.6788% 12/25/36 (h)(m)	138	13
Class M6, 0.7588% 12/25/36 (h)(m)	124	8
Series 2007-1 Class A2, 0.5088% 3/25/37 (h)(m)	573	287
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (h)(m)	546	294
Class A2, 0.5588% 7/25/37 (h)(m)	512	171
Class B1, 1.8388% 7/25/37 (h)(m)	152	5
Class M1, 0.6088% 7/25/37 (h)(m)	180	25
Class M2, 0.6488% 7/25/37 (h)(m)	98	8
Class M3, 0.7288% 7/25/37 (h)(m)	99	7
Class M4, 0.8888% 7/25/37 (h)(m)	196	13
Class M5, 0.9888% 7/25/37 (h)(m)	173	9
Class M6, 1.2388% 7/25/37 (h)(m)	220	9
Series 2007-3:
Class A2, 0.5288% 7/25/37 (h)(m)	590	277
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-3:
Class B1, 1.1888% 7/25/37 (h)(m)	$ 132	$ 10
Class B2, 1.8388% 7/25/37 (h)(m)	329	12
Class B3, 4.2388% 7/25/37 (h)(m)	7	0*
Class M1, 0.5488% 7/25/37 (h)(m)	118	30
Class M2, 0.5788% 7/25/37 (h)(m)	126	23
Class M3, 0.6088% 7/25/37 (h)(m)	197	28
Class M4, 0.7388% 7/25/37 (h)(m)	310	38
Class M5, 0.8388% 7/25/37 (h)(m)	162	18
Class M6, 1.0388% 7/25/37 (h)(m)	123	11
Series 2007-4A:
Class B1, 2.7888% 9/25/37 (h)(m)	62	2
Class M1, 1.1888% 9/25/37 (h)(m)	204	15
Class M2, 1.2888% 9/25/37 (h)(m)	204	11
Class M4, 1.8388% 9/25/37 (h)(m)	521	21
Class M5, 1.9888% 9/25/37 (h)(m)	521	16
Class M6, 2.1888% 9/25/37 (h)(m)	521	10
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(o)	1,650	62
Series 2007-5A, Class IO, 4.1484% 10/25/37 (h)(m)(o)	4,103	375
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (h)(m)	310	297
Class J, 1.0888% 3/15/19 (h)(m)	309	281
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (h)(m)	452	409
Class E, 0.5388% 3/15/22 (h)(m)	2,347	2,076
Class F, 0.5888% 3/15/22 (h)(m)	1,440	1,245
Class G, 0.6388% 3/15/22 (h)(m)	369	312
Class H, 0.7888% 3/15/22 (h)(m)	452	354
Class J, 0.9388% 3/15/22 (h)(m)	452	341
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	238	241
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,594	2,703
Series 2007-PW16:
Class A4, 5.9046% 6/11/40 (m)	534	604
Class AAB, 5.9046% 6/11/40 (m)	4,740	5,070
Series 2007-PW18:
Class A2, 5.613% 6/11/50	269	277
Class A4, 5.7% 6/11/50	4,380	5,008
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,362
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.8632% 12/11/38 (h)(m)(o)	$ 9,603	$ 97
Series 2006-T22 Class A4, 5.7138% 4/12/38 (m)	114	129
Series 2006-T24 Class X2, 0.6233% 10/12/41 (h)(m)(o)	2,380	15
Series 2007-PW18 Class X2, 0.4794% 6/11/50 (h)(m)(o)	64,191	659
Series 2007-T28 Class X2, 0.3209% 9/11/42 (h)(m)(o)	34,536	205
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(m)	479	248
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (h)(m)	544	455
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,105
Class XCL, 1.3344% 5/15/35 (h)(m)(o)	3,720	79
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (h)(m)	148	142
Class H, 0.6098% 8/15/21 (h)(m)	324	302
Series 2007-C6:
Class A2, 5.8852% 12/10/49 (m)	1,065	1,065
Class A4, 5.8852% 12/10/49 (m)	3,035	3,469
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (m)	820	833
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	12,448	13,674
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	937
Class C, 5.476% 12/11/49	1,717	378
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (m)	912	972
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	192
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (h)(m)	51	50
Class H, 0.8588% 4/15/17 (h)(m)	130	116
Class J, 1.0888% 4/15/17 (h)(m)	100	74
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (h)(m)	560	532
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class D, 0.5788% 11/15/17 (h)(m)	$ 29	$ 27
Class E, 0.6288% 11/15/17 (h)(m)	103	95
Class F, 0.6888% 11/15/17 (h)(m)	114	104
Class G, 0.7388% 11/15/17 (h)(m)	79	71
Series 2006-CN2A:
Class A2FL, 0.4588% 2/5/19 (h)(m)	1,390	1,313
Class AJFL, 0.4988% 2/5/19 (m)	640	619
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (h)(m)	1,300	1,177
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,663
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,592	1,545
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,915
Series 2007-C9 Class A4, 6.0063% 12/10/49 (m)	2,018	2,321
Series 2006-C8 Class XP, 0.6588% 12/10/46 (m)(o)	11,656	86
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	1	1
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,214
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)	2,345	2,367
Class A3, 5.542% 1/15/49 (m)	1,824	1,955
Series 2007-C3 Class A4, 5.8672% 6/15/39 (m)	549	585
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,809	2,845
Series 2006-C5 Class ASP, 0.8651% 12/15/39 (m)(o)	7,791	79
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	825	874
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (h)(m)	3,254	2,454
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	2	2
Class A4, 4.75% 1/15/37	425	443
Series 2001-CK6 Class AX, 1.2267% 8/15/36 (m)(o)	292	1
Series 2001-CKN5 Class AX, 1.9496% 9/15/34 (h)(m)(o)	1,246	2
Series 2006-C1 Class A3, 5.5958% 2/15/39 (m)	3,302	3,497
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (h)(m)	$ 345	$ 317
Class C:
0.4088% 2/15/22 (h)(m)	1,416	1,288
0.5088% 2/15/22 (h)(m)	506	450
Class F, 0.5588% 2/15/22 (h)(m)	1,011	880
Series 2007-C1:
Class ASP, 0.5749% 2/15/40 (m)(o)	13,229	90
Class B, 5.487% 2/15/40 (h)(m)	1,394	234
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (h)	600	605
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	9,244	10,086
Series 2001-1 Class X1, 1.7136% 5/15/33 (h)(m)(o)	915	8
Series 2007-C1 Class XP, 0.3359% 12/10/49 (m)(o)	14,041	55
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.7319% 5/10/43 (m)(o)	3,163	0*
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (h)(m)	343	322
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,824	1,874
Series 2007-GG9 Class A4, 5.444% 3/10/39	13,982	15,249
Series 2006-GG7 Class A3, 6.0811% 7/10/38 (m)	777	776
Series 2007-GG11 Class A1, 0.4392% 12/10/49 (h)(m)(o)	17,354	104
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (h)(m)	207	203
Class F, 0.6788% 6/6/20 (h)(m)	634	612
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (h)(m)	1,144	1,131
Class D, 2.2018% 3/6/20 (h)(m)	2,144	2,120
Class F, 2.6334% 3/6/20 (h)(m)	94	93
Class G, 2.7903% 3/6/20 (h)(m)	47	46
Class H, 3.3004% 3/6/20 (h)(m)	42	42
Class J, 4.0852% 3/6/20 (h)(m)	60	60
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	198	199
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2005-GG4 Class XP, 0.8966% 7/10/39 (h)(m)(o)	$ 13,878	$ 0*
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,625	2,628
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	433	434
Series 2007-GG10 Class A2, 5.778% 8/10/45	208	211
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (h)(m)	455	443
Class C, 0.4488% 11/15/18 (h)(m)	323	314
Class D, 0.4688% 11/15/18 (h)(m)	143	138
Class E, 0.5188% 11/15/18 (h)(m)	205	194
Class F, 0.5688% 11/15/18 (h)(m)	308	278
Class G, 0.5988% 11/15/18 (h)(m)	268	222
Class H, 0.7388% 11/15/18 (h)(m)	205	166
sequential payer:
Series 2006-CB14 Class A3B, 5.674% 12/12/44 (m)	2,241	2,296
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	656
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)	306	314
Class A3, 5.336% 5/15/47	9,635	10,458
Series 2007-CB19 Class A4, 5.9254% 2/12/49 (m)	3,198	3,591
Series 2007-LD11 Class A2, 5.9877% 6/15/49 (m)	2,272	2,280
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,457	1,469
Class A3, 5.42% 1/15/49	14,834	16,300
Series 2005-CB13 Class E, 5.5314% 1/12/43 (h)(m)	461	15
Series 2005-LDP3 Class A3, 4.959% 8/15/42	2,342	2,401
Series 2006-CB17 Class A3, 5.45% 12/12/43	239	242
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (m)	78	23
Class C, 5.9254% 2/12/49 (m)	204	39
Class D, 5.9254% 2/12/49 (m)	214	32
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	174	45
Class CS, 5.466% 1/15/49 (m)	75	9
Class ES, 5.7393% 1/15/49 (h)(m)	472	26
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1105% 7/15/44 (m)	743	849
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.11% 4/25/21 (m)	$ 26	$ 18
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	123	124
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)	50	50
Series 2006-C7:
Class A2, 5.3% 11/15/38	532	536
Class A3, 5.347% 11/15/38	679	760
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,077
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,167
Series 2005-C3 Class XCP, 0.9022% 7/15/40 (m)(o)	2,075	1
Series 2006-C6 Class XCP, 0.8617% 9/15/39 (m)(o)	3,889	34
Series 2007-C1 Class XCP, 0.6211% 2/15/40 (m)(o)	1,454	11
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,140	1,292
Series 2007-C7:
Class A3, 5.866% 9/15/45	972	1,096
Class XCP, 0.4289% 9/15/45 (m)(o)	58,561	431
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (h)(m)	292	266
Class E, 0.5288% 9/15/21 (h)(m)	1,054	929
Class F, 0.5788% 9/15/21 (h)(m)	868	739
Class G, 0.5988% 9/15/21 (h)(m)	1,714	1,409
Class H, 0.6388% 9/15/21 (h)(m)	442	346
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,621
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (m)	516	518
Series 2005-LC1 Class F, 5.5591% 1/12/44 (h)(m)	793	442
Series 2006-C1 Class A2, 5.803% 5/12/39 (m)	842	861
Series 2007-C1 Class A4, 6.0324% 6/12/50 (m)	3,452	3,815
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,207
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (m)	93	92
sequential payer:
Series 2006-1 Class A3, 5.6555% 2/12/39 (m)	970	976
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	708	741
Series 2007-5:
Class A3, 5.364% 8/12/48	356	365
Class A4, 5.378% 8/12/48	36	38
Class B, 5.479% 8/12/48	2,736	623
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (m)	$ 7,400	$ 7,954
Series 2007-7 Class A4, 5.81% 6/12/50 (m)	3,192	3,432
Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	3,347	3,478
Series 2006-4 Class XP, 0.8105% 12/12/49 (m)(o)	14,478	217
Series 2007-6 Class B, 5.635% 3/12/51 (m)	912	257
Series 2007-7 Class B, 5.936% 6/12/50 (m)	79	5
Series 2007-8 Class A3, 6.1649% 8/12/49 (m)	787	865
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (h)(m)	272	157
Series 2007-XLFA:
Class C, 0.399% 10/15/20 (h)(m)	523	471
Class D, 0.429% 10/15/20 (h)(m)	507	441
Class E, 0.489% 10/15/20 (h)(m)	634	526
Class F, 0.539% 10/15/20 (h)(m)	380	289
Class G, 0.579% 10/15/20 (h)(m)	470	338
Class H, 0.669% 10/15/20 (h)(m)	296	198
Class J, 0.819% 10/15/20 (h)(m)	173	73
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	903	913
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)	462	486
Series 2006-HQ10 Class X2, 0.691% 11/12/41 (h)(m)(o)	6,125	15
Series 2006-HQ8 Class A3, 5.653% 3/12/44 (m)	302	301
Series 2006-IQ11:
Class A3, 5.8615% 10/15/42 (m)	563	579
Class A4, 5.8975% 10/15/42 (m)	274	308
Series 2006-T23 Class A3, 5.9838% 8/12/41 (m)	466	477
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,368	1,486
Class AAB, 5.654% 4/15/49	2,649	2,831
Class B, 5.9075% 4/15/49 (m)	224	62
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	33	33
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5198% 9/15/21 (h)(m)	1,239	983
Class F, 0.5798% 9/15/21 (h)(m)	1,426	1,088
Class G, 0.5998% 9/15/21 (h)(m)	1,351	987
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class J, 0.8398% 9/15/21 (h)(m)	$ 300	$ 138
Series 2007-WHL8:
Class F, 0.7188% 6/15/20 (h)(m)	3,171	2,315
Class LXR1, 0.9388% 6/15/20 (h)(m)	112	90
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	758	763
Series 2003-C8 Class A3, 4.445% 11/15/35	3,221	3,243
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,484
Series 2007-C30:
Class A3, 5.246% 12/15/43	292	292
Class A4, 5.305% 12/15/43	268	285
Class A5, 5.342% 12/15/43	14,776	15,666
Series 2007-C31:
Class A4, 5.509% 4/15/47	18,661	20,080
Class A5, 5.5% 4/15/47	16,000	17,163
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (m)	2,662	2,682
Class A3, 5.9273% 6/15/49 (m)	1,548	1,643
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(m)	433	430
Series 2005-C19 Class B, 4.892% 5/15/44	912	828
Series 2005-C22:
Class B, 5.5332% 12/15/44 (m)	2,022	1,380
Class F, 5.5332% 12/15/44 (h)(m)	1,521	381
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	5,005	5,579
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	2,736	838
Class D, 5.513% 12/15/43 (m)	1,459	335
Class XP, 0.6679% 12/15/43 (h)(m)(o)	7,893	69
Series 2007-C31 Class C, 5.8735% 4/15/47 (m)	251	53
Series 2007-C31A Class A2, 5.421% 4/15/47	5,607	5,785
Series 2007-C32:
Class D, 5.9273% 6/15/49 (m)	685	179
Class E, 5.9273% 6/15/49 (m)	1,080	253
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 6.0975% 2/15/51 (m)	2,110	2,345
Class A5, 6.0975% 2/15/51 (m)	10,259	11,381
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $299,250)		347,307
Municipal Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)	$ 1,700	$ 1,755
California Gen. Oblig.:
7.5% 4/1/34	7,195	9,056
7.55% 4/1/39	1,395	1,802
7.6% 11/1/40	3,790	4,950
7.625% 3/1/40	2,095	2,720
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,050	4,271
Series 2011, 5.877% 3/1/19	1,490	1,664
TOTAL MUNICIPAL SECURITIES (Cost $24,551)		26,218
Foreign Government and Government Agency Obligations - 0.0%

Russian Federation:
4.5% 4/4/22 (h)	2,600	2,639
5.625% 4/4/42 (h)	3,400	3,460
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,898)		6,099
Floating Rate Loans - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Fantasy Springs Resort Casino term loan 8/6/12 (d)(m)	8,646	6,744
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (m)	2,545	2,542
Town Sports International LLC Tranche B, term loan 7% 5/11/18 (m)	3,204	3,220
		12,506
Media - 0.1%
Dallas Sports & Entertainment LP term loan 3.5958% 11/18/16 (m)	12	11
Newsday LLC term loan 10.5% 8/1/13	7,000	7,123
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Tribune Co. Tranche X, term loan 3/17/09 (d)(m)	$ 1,188	$ 754
Univision Communications, Inc. term loan 4.4888% 3/31/17 (m)	3,363	3,082
		10,970
Specialty Retail - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.75% 10/31/13 (m)	4,256	4,245
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (m)	4,903	4,682
		8,927
TOTAL CONSUMER DISCRETIONARY		32,403
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (m)	5,945	5,856
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (m)	870	844
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (m)	1,305	1,271
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (m)	1,700	1,709
		3,824
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (m)	4,863	4,790
Tranche 2nd LN, term loan 9% 5/24/19 (m)	6,210	6,226
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (m)	2,755	2,796
		13,812
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.4913% 10/10/16 (m)	$ 780	$ 706
term loan 4.4888% 10/10/16 (m)	6,221	5,692
		6,398
TOTAL FINANCIALS		20,210
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Genoa Healthcare Group LLC Tranche 2LN, term loan 13.25% 2/10/15 (m)	2,264	1,579
Sheridan Healthcare, Inc. Tranche 2LN, term loan 5.9888% 6/15/15 (m)	17,840	17,216
Sunquest Information Systems, Inc. Tranche 2 LN, term loan 9.75% 6/16/17 (m)	2,250	2,306
		21,101
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.7398% 3/23/14 (m)	4,465	4,231
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (m)	1,565	1,569
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.425% 2/7/15 (m)	985	808
Professional Services - 0.1%
AlixPartners LLP:
Tranche 1LN, term loan 5/15/19 (m)	5,250	5,171
Tranche 2LN, term loan 11/15/19 (m)	5,250	5,040
		10,211
TOTAL INDUSTRIALS		16,819
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.2169% 10/27/14 (m)	$ 1,784	$ 1,677
SafeNet, Inc. Tranche 2LN, term loan 6.2388% 4/12/15 (m)	7,500	7,275
		8,952
IT Services - 0.1%
Ceridian Corp. term loan 3.2388% 11/8/14 (m)	1,837	1,736
First Data Corp. term loan 4.2388% 3/24/18 (m)	12,590	11,457
		13,193
Software - 0.1%
Kronos, Inc. Tranche B 2LN, term loan 10.4697% 6/11/18 (m)	23,730	23,967
Lawson Software, Inc. Tranche B, term loan 6.25% 4/5/18 (m)	2,845	2,838
		26,805
TOTAL INFORMATION TECHNOLOGY		48,950
MATERIALS - 0.0%
Chemicals - 0.0%
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (m)	2,030	1,987
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (m)	7,721	6,408
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (m)	4,285	4,231
		10,639
Wireless Telecommunication Services - 0.1%
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	12,741	12,623
term loan 6.875% 8/11/15	1,761	1,754
		14,377
TOTAL TELECOMMUNICATION SERVICES		25,016
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Bicent Power LLC Tranche 2LN, term loan 12/31/14 (d)(m)	$ 803	$ 6
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7388% 10/10/17 (m)	25,196	14,771
		14,777
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B, term loan 6.5% 4/2/18 (m)	730	730
TOTAL UTILITIES		15,507
TOTAL FLOATING RATE LOANS (Cost $196,420)		191,673
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,323)	3,066	3,539
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Bank of America Corp. 8% (i)(m) (Cost $278)	337	350
Fixed-Income Funds - 9.3%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	2,529,627	281,876
Fidelity Mortgage Backed Securities Central Fund (n)	13,411,714	1,464,559
TOTAL FIXED-INCOME FUNDS (Cost $1,637,849)		1,746,435
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	720,024,195	$ 720,024
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	50,996,349	50,996
TOTAL MONEY MARKET FUNDS (Cost $771,020)		771,020
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $16,718,497)		18,983,426
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(187,270)
NET ASSETS - 100%		$ 18,796,156
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/42	$ (2,000)	(2,101)
3.5% 6/1/42	(6,000)	(6,302)
3.5% 6/1/42	(6,000)	(6,302)
3.5% 6/1/42	(2,000)	(2,101)
3.5% 6/1/42	(3,000)	(3,151)
3.5% 6/1/42	(4,000)	(4,201)
3.5% 6/1/42	(3,000)	(3,151)
4% 6/1/42	(9,000)	(9,588)
4.5% 6/13/42	(13,800)	(14,807)
4.5% 6/13/42	(4,000)	(4,292)
TOTAL FANNIE MAE		(55,996)
Ginnie Mae
4% 6/1/42	(9,500)	(10,382)
TOTAL TBA SALE COMMITMENTS (Proceeds $66,006)		$ (66,378)
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,560,000) (l)

	Sept. 2037	$ 5,892	$ (5,586)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (l)	Sept. 2037	4,828	(4,578)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $566,000) (l)	Sept. 2037	1,107	(1,050)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,398,000) (l)	Sept. 2037	4,828	(4,578)

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,332,000) (l)

	Sept. 2037	$ 4,696	$ (4,452)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $2,025,000) (l)	Sept. 2037	4,031	(3,822)
		$ 25,382	$ (24,066)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $667,213,000 or 3.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $29,048,000.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $179,166,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc.: 8% 6/1/14	6/1/11	$ 10,000
8% 12/6/14	12/6/11	$ 2,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 22,038
HMH Holdings, Inc.	3/9/10	$ 633
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 12,325
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Michael Kors Holdings Ltd.	7/8/11	$ 26,100
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,358
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 611
Fidelity Corporate Bond 1-10 Year Central Fund	8,937
Fidelity Mortgage Backed Securities Central Fund	25,910
Fidelity Securities Lending Cash Central Fund	1,898
Total	$ 37,356
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 277,955	$ -	$ -	$ 281,876	41.7%
Fidelity Mortgage Backed Securities Central Fund	1,146,867	306,038	-	1,464,559	9.8%
Total	$ 1,424,822	$ 306,038	$ -	$ 1,746,435
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 19,625	$ 5,149	$ 3,815	$ -	$ 20,492
CareView Communications, Inc.	14,652	376	-	-	16,159
Neurocrine Biosciences, Inc.	22,913	-	-	-	24,965
TherapeuticsMD, Inc.	-	11,260	-	-	14,905
Total	$ 57,190	$ 16,785	$ 3,815	$ -	$ 76,521
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,801,371	$ 1,504,761	$ 242,571	$ 54,039
Consumer Staples	1,443,060	1,371,860	71,200	-
Energy	1,199,823	1,199,823	-	-
Financials	1,312,846	1,287,023	25,823	-
Health Care	1,399,923	1,388,312	11,611	-
Industrials	992,382	992,345	-	37
Information Technology	2,573,353	2,515,595	56,764	994
Materials	351,074	334,344	16,730	-
Telecommunication Services	31,408	8,889	22,519	-
Utilities	325,186	266,585	58,601	-
Investment Companies	1,847	-	1,847	-
Corporate Bonds	2,225,814	-	2,197,673	28,141
U.S. Government and Government Agency Obligations	1,423,966	-	1,423,966	-
U.S. Government Agency - Mortgage Securities	663,581	-	663,581	-
Asset-Backed Securities	110,151	-	102,731	7,420
Collateralized Mortgage Obligations	35,000	-	33,691	1,309
Commercial Mortgage Securities	347,307	-	324,411	22,896
Municipal Securities	26,218	-	26,218	-
Foreign Government and Government Agency Obligations	6,099	-	6,099	-
Floating Rate Loans	191,673	-	191,673	-
Bank Notes	3,539	-	3,539	-
Preferred Securities	350	-	350	-
Fixed-Income Funds	1,746,435	1,746,435	-	-
Money Market Funds	771,020	771,020	-	-
Total Investments in Securities:	$ 18,983,426	$ 13,386,992	$ 5,481,598	$ 114,836
Derivative Instruments:
Liabilities
Swap Agreements	$ (24,066)	$ -	$ (24,066)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (66,378)	$ -	$ (66,378)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 144,675
Total Realized Gain (Loss)	(4,281)
Total Unrealized Gain (Loss)	16,440
Cost of Purchases	16,983
Proceeds of Sales	(41,248)
Amortization/Accretion	1,198
Transfers in to Level 3	20,522
Transfers out of Level 3	(39,453)
Ending Balance	$ 114,836
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 11,869

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $16,788,224,000. Net unrealized appreciation aggregated $2,195,202,000, of which $2,768,438,000 related to appreciated investment securities and $573,236,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $25,382,000 representing .13% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012